UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2012

1.902943.102

SAI-COR-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
Delphi Automotive PLC	21,764	$ 659,232
Gentex Corp.	23,500	411,720
Johnson Controls, Inc.	151,300	4,116,873
Tenneco, Inc. (a)	36,900	1,120,653
TRW Automotive Holdings Corp. (a)	82,049	3,586,362
		9,894,840
Automobiles - 0.2%
Ford Motor Co.	942,270	8,800,802
General Motors Co. (a)	282,900	6,039,915
Harley-Davidson, Inc.	127,489	5,349,438
Winnebago Industries, Inc. (a)	16,043	184,495
		20,374,650
Diversified Consumer Services - 0.0%
American Public Education, Inc. (a)	11,000	370,700
Anhanguera Educacional Participacoes SA	71,500	1,064,099
DeVry, Inc.	31,756	613,208
		2,048,007
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc.	40,500	525,690
Bravo Brio Restaurant Group, Inc. (a)	35,823	579,258
Brinker International, Inc.	70,900	2,443,214
Carnival Corp. unit	271,700	9,422,556
Chipotle Mexican Grill, Inc. (a)	12,300	3,550,272
Club Mediterranee SA (a)	42,704	755,206
Denny's Corp. (a)	340,998	1,667,480
Dunkin' Brands Group, Inc.	15,395	448,456
Hyatt Hotels Corp. Class A (a)	50,510	1,915,844
Icahn Enterprises LP rights (a)	93,200	1
Ignite Restaurant Group, Inc. (a)	4,200	62,916
Las Vegas Sands Corp.	241,175	10,223,408
Marriott International, Inc. Class A	40,200	1,514,736
McDonald's Corp.	152,900	13,683,021
Ruth's Hospitality Group, Inc. (a)	76,100	465,732
Sands China Ltd.	9,200	32,502
Spur Corp. Ltd.	134,900	305,022
Starbucks Corp.	280,800	13,930,488
Starwood Hotels & Resorts Worldwide, Inc.	90,300	4,978,239
Texas Roadhouse, Inc. Class A	53,154	912,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wynn Resorts Ltd.	8,300	$ 856,311
Yum! Brands, Inc.	201,133	12,816,195
		81,089,201
Household Durables - 0.1%
Harman International Industries, Inc.	47,500	2,186,425
iRobot Corp. (a)	4,600	115,874
Lennar Corp. Class A	82,100	2,662,503
PulteGroup, Inc. (a)	54,400	744,192
Woongjin Coway Co. Ltd.	8,440	292,179
		6,001,173
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	103,200	25,617,336
Expedia, Inc.	7,210	370,306
Groupon, Inc. Class A (a)	185,200	768,580
Liberty Media Corp. Interactive Series A (a)	55,855	1,018,795
Netflix, Inc. (a)	59,100	3,529,452
Priceline.com, Inc. (a)	15,200	9,189,464
		40,493,933
Leisure Equipment & Products - 0.0%
Brunswick Corp.	14,400	341,136
Hasbro, Inc.	138,400	5,191,384
Summer Infant, Inc. (a)	35,839	95,332
		5,627,852
Media - 1.7%
Antena 3 de Television SA	96,000	412,961
Comcast Corp.:
Class A	581,000	19,480,930
Class A (special) (non-vtg.)	917,695	30,164,635
DIRECTV (a)	94,100	4,901,669
Discovery Communications, Inc. Class C (non-vtg.) (a)	64,600	3,346,926
DISH Network Corp. Class A	30,259	967,985
Interpublic Group of Companies, Inc.	329,600	3,506,944
Liberty Media Corp.:
rights (a)	3,790	0
Series A (a)	2,472	113,687
McGraw-Hill Companies, Inc.	300,820	15,401,984
MDC Partners, Inc. Class A (sub. vtg.)	77,266	781,159
Mood Media Corp. (a)	35,100	87,950
News Corp. Class A	192,800	4,509,592
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	408,326	$ 20,199,887
Time Warner Cable, Inc.	92,400	8,206,968
Time Warner, Inc.	236,631	9,832,018
Valassis Communications, Inc. (a)	12,760	319,893
Viacom, Inc. Class B (non-vtg.)	458,080	22,908,581
Virgin Media, Inc.	3,300	90,981
		145,234,750
Multiline Retail - 1.0%
Dollar General Corp. (a)	162,600	8,303,982
Kohl's Corp.	764,182	39,890,300
Macy's, Inc.	663,350	26,739,639
PPR SA	4,900	765,472
Target Corp.	127,700	8,184,293
The Bon-Ton Stores, Inc.	14,727	154,486
		84,038,172
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	29,380	2,089,506
Ascena Retail Group, Inc. (a)	34,826	689,555
AutoZone, Inc. (a)	206,956	74,843,568
Bed Bath & Beyond, Inc. (a)	42,523	2,856,270
Best Buy Co., Inc.	50,600	897,644
Big 5 Sporting Goods Corp.	38,700	329,724
Body Central Corp. (a)	86,981	763,693
CarMax, Inc. (a)	554,785	16,970,873
Express, Inc. (a)	93,922	1,466,122
Fast Retailing Co. Ltd.	2,400	561,790
Foot Locker, Inc.	18,000	622,260
Foschini Ltd.	39,700	637,808
GameStop Corp. Class A	21,268	405,793
GNC Holdings, Inc.	18,200	707,070
Home Depot, Inc.	843,552	47,871,576
Inditex SA	558	62,051
Limited Brands, Inc.	31,610	1,536,246
Lowe's Companies, Inc.	449,663	12,806,402
MarineMax, Inc. (a)	20,680	149,103
Rent-A-Center, Inc.	1,800	63,504
Ross Stores, Inc.	281,090	19,448,617
SuperGroup PLC (a)	118,606	903,977
TJX Companies, Inc.	922,193	42,227,217
		228,910,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	116,700	$ 6,783,771
Deckers Outdoor Corp. (a)	6,381	315,987
G-III Apparel Group Ltd. (a)	38,300	1,215,642
Iconix Brand Group, Inc. (a)	21,504	402,125
lululemon athletica, Inc. (a)	6,686	435,860
NIKE, Inc. Class B	116,192	11,312,453
PVH Corp.	19,500	1,831,050
Vera Bradley, Inc. (a)	30,273	642,696
VF Corp.	2,726	416,206
		23,355,790
TOTAL CONSUMER DISCRETIONARY		647,068,737
CONSUMER STAPLES - 5.5%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	1,100	92,546
Britvic PLC	15,200	77,136
Coca-Cola Enterprises, Inc.	284,400	8,398,332
Cott Corp. (a)	97,300	803,471
Dr Pepper Snapple Group, Inc.	397,240	17,800,324
Grupo Modelo SAB de CV Series C	86,800	784,788
Molson Coors Brewing Co. Class B	139,800	6,226,692
PepsiCo, Inc.	418,000	30,275,740
SABMiller PLC	15,500	684,081
The Coca-Cola Co.	953,400	35,657,160
		100,800,270
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	9,300	910,191
CVS Caremark Corp.	776,677	35,377,637
Eurocash SA	53,200	642,066
Kroger Co.	295,600	6,585,968
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	3,400	96,551
Sysco Corp.	413,700	12,535,110
Wal-Mart Stores, Inc.	687,119	49,884,839
Whole Foods Market, Inc.	58,900	5,698,575
		111,730,937
Food Products - 1.4%
Archer Daniels Midland Co.	116,800	3,124,400
Flowers Foods, Inc.	44,679	922,621
General Mills, Inc.	320,100	12,589,533
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	152,463	$ 3,706,376
Hilton Food Group PLC	16,936	83,365
Kellogg Co.	180,400	9,137,260
Kraft Foods, Inc. Class A	1,862,458	77,347,881
Marine Harvest ASA (a)	487,377	377,432
Ralcorp Holdings, Inc. (a)	110,960	7,873,722
The J.M. Smucker Co.	121,490	10,323,005
Tyson Foods, Inc. Class A	900	14,094
		125,499,689
Household Products - 0.7%
Colgate-Palmolive Co.	82,174	8,735,918
Energizer Holdings, Inc.	59,600	4,106,440
Procter & Gamble Co.	717,417	48,203,248
Reckitt Benckiser Group PLC	33,200	1,876,712
Unicharm Corp.	19,700	1,147,574
		64,069,892
Personal Products - 0.1%
Avon Products, Inc.	341,100	5,269,995
Estee Lauder Companies, Inc. Class A	8,300	497,585
Hengan International Group Co. Ltd.	57,000	573,237
		6,340,817
Tobacco - 0.8%
Altria Group, Inc.	346,793	11,777,090
British American Tobacco PLC (United Kingdom)	22,700	1,189,685
Imperial Tobacco Group PLC	25,474	993,425
Lorillard, Inc.	17,367	2,179,732
Philip Morris International, Inc.	592,393	52,900,695
		69,040,627
TOTAL CONSUMER STAPLES		477,482,232
ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	93,300	4,254,480
BW Offshore Ltd.	814,846	596,158
Cal Dive International, Inc. (a)	156,100	232,589
Cameron International Corp. (a)	147,917	8,092,539
Cathedral Energy Services Ltd.	115,800	763,581
Ensco PLC Class A	43,700	2,507,069
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Essential Energy Services Ltd.	311,300	$ 729,498
FMC Technologies, Inc. (a)	110,300	5,166,452
Forum Energy Technologies, Inc.	3,159	74,774
Fugro NV (Certificaten Van Aandelen) unit	4,700	285,947
Halliburton Co.	58,800	1,926,288
McDermott International, Inc. (a)	177,800	1,980,692
National Oilwell Varco, Inc.	277,875	21,896,550
Noble Corp.	138,700	5,290,018
SBM Offshore NV (a)	67,000	947,224
Schlumberger Ltd.	637,003	46,106,277
TETRA Technologies, Inc. (a)	48,150	308,642
Tuscany International Drilling, Inc. (a)	405,112	131,510
Unit Corp. (a)	6,165	245,244
Vantage Drilling Co. (a)	436,346	663,246
Weatherford International Ltd. (a)	49,600	583,296
Xtreme Drilling & Coil Services Corp. (a)	269,500	393,690
		103,175,764
Oil, Gas & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	16,600	98,604
Americas Petrogas, Inc. (a)	141,000	260,330
Americas Petrogas, Inc. (a)(e)	247,000	456,039
Amyris, Inc. (a)	74,240	231,629
Anadarko Petroleum Corp.	215,507	14,928,170
Apache Corp.	141,787	12,158,235
Bonavista Energy Corp. (a)(e)	14,100	236,442
Bonavista Energy Corp. (f)	16,600	278,365
BPZ Energy, Inc. (a)	217,799	498,760
Cabot Oil & Gas Corp.	15,820	655,106
Chesapeake Energy Corp.	46,878	907,089
Chevron Corp.	848,225	95,136,916
Cimarex Energy Co.	23,700	1,355,877
ConocoPhillips	218,305	12,397,541
CONSOL Energy, Inc.	81,700	2,467,340
Crew Energy, Inc. (a)	75,200	478,320
Crown Point Energy, Inc. (a)	315,400	145,582
Denbury Resources, Inc. (a)	30,400	470,896
Devon Energy Corp.	141,700	8,194,511
Double Eagle Petroleum Co. (a)	88,100	392,045
Energen Corp.	600	30,630
EOG Resources, Inc.	88,675	9,603,503
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	64,560	$ 3,483,658
EV Energy Partners LP	6,400	401,728
Exxon Mobil Corp.	925,508	80,796,848
Gran Tierra Energy, Inc. (Canada) (a)	109,100	484,766
Halcon Resources Corp. (h)	80,000	614,400
Hess Corp.	175,314	8,858,616
HollyFrontier Corp.	33,122	1,334,485
InterOil Corp. (a)	41,340	3,288,184
Kinder Morgan Holding Co. LLC	106,651	3,814,906
Kinder Morgan Holding Co. LLC warrants 5/25/17 (a)	9,561	30,117
Madalena Ventures, Inc. (a)	223,500	65,752
Marathon Petroleum Corp.	40,000	2,070,000
Markwest Energy Partners LP	11,100	589,410
Murphy Oil Corp.	128,300	6,585,639
Newfield Exploration Co. (a)	78,800	2,571,244
Niko Resources Ltd.	12,100	174,672
Noble Energy, Inc.	95,100	8,359,290
Northern Oil & Gas, Inc. (a)	171,325	2,799,451
Northern Tier Energy LP Class A	49,200	900,360
Occidental Petroleum Corp.	296,912	25,240,489
Painted Pony Petroleum Ltd. Class A (a)	36,000	345,848
Paladin Energy Ltd. (Australia) (a)	470,724	639,522
Pan Orient Energy Corp.	63,200	176,954
Peabody Energy Corp.	49,581	1,072,437
Petrobank Energy & Resources Ltd. (a)	9,700	121,724
Petrominerales Ltd.	91,400	863,235
Phillips 66	147,154	6,180,468
Pioneer Natural Resources Co.	56,402	5,491,299
Range Resources Corp.	65,600	4,276,464
Resolute Energy Corp. (a)	109,782	992,429
Rosetta Resources, Inc. (a)	1,500	64,410
Royal Dutch Shell PLC Class A sponsored ADR	26,662	1,865,540
SM Energy Co.	6,349	299,863
Southwestern Energy Co. (a)	186,907	5,818,415
Spectra Energy Corp.	297,100	8,396,046
Suncor Energy, Inc.	10,065	314,585
TAG Oil Ltd. (a)	125,800	815,483
TAG Oil Ltd. (e)	13,400	86,864
Targa Resources Corp.	10,900	493,443
Tesoro Corp.	76,920	3,056,801
Valero Energy Corp.	316,500	9,893,790
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Voyager Oil & Gas, Inc. (a)	232,415	$ 288,195
Williams Companies, Inc.	359,890	11,613,650
WPX Energy, Inc.	120,133	1,874,075
		378,887,485
TOTAL ENERGY		482,063,249
FINANCIALS - 8.7%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	367,800	20,195,898
Ares Capital Corp.	70,500	1,217,535
BlackRock, Inc. Class A	6,200	1,093,494
Franklin Resources, Inc.	51,400	6,034,360
Goldman Sachs Group, Inc.	101,800	10,762,296
GP Investments Ltd. (depositary receipt) (a)	335,000	734,396
ICAP PLC	110,600	557,933
ICG Group, Inc. (a)	47,500	433,200
Invesco Ltd.	355,600	8,420,608
KKR & Co. LP	44,191	629,722
Monex Group, Inc.	2,008	353,334
Morgan Stanley	575,063	8,625,945
Northern Trust Corp.	179,400	8,331,336
State Street Corp.	29,865	1,242,384
TD Ameritrade Holding Corp.	198,800	3,401,468
The Blackstone Group LP	14,650	197,629
		72,231,538
Commercial Banks - 2.5%
Banco Pine SA	83,969	593,190
Bank of Ireland (a)	543,500	59,332
CIT Group, Inc. (a)	434,710	16,414,650
Comerica, Inc.	18,700	574,277
Commercial Bank of Qatar GDR (Reg. S)	74,709	298,344
Fifth Third Bancorp	238,600	3,612,404
Guaranty Trust Bank PLC GDR (Reg. S)	59,053	333,649
Huntington Bancshares, Inc.	403,900	2,665,740
KeyCorp	77,200	650,796
M&T Bank Corp.	26,200	2,276,780
PNC Financial Services Group, Inc.	383,455	23,835,563
Regions Financial Corp.	821,400	5,716,944
SunTrust Banks, Inc.	310,600	7,817,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	2,155,212	$ 72,005,633
Wells Fargo & Co.	2,286,701	77,816,435
Zions Bancorporation	133,100	2,562,175
		217,233,714
Consumer Finance - 0.6%
American Express Co.	380,005	22,154,292
Capital One Financial Corp.	349,820	19,775,325
Discover Financial Services	242,750	9,401,708
International Personal Finance PLC	115,284	529,574
SLM Corp.	112,400	1,770,300
		53,631,199
Diversified Financial Services - 2.2%
Bank of America Corp.	2,426,100	19,384,539
Citigroup, Inc.	2,246,705	66,749,606
CME Group, Inc.	259,040	14,221,296
IntercontinentalExchange, Inc. (a)	40,800	5,577,360
JPMorgan Chase & Co.	1,879,724	69,812,949
Moody's Corp.	147,700	5,848,920
MSCI, Inc. Class A (a)	87,360	3,064,589
PICO Holdings, Inc. (a)	127,472	2,776,340
		187,435,599
Insurance - 1.9%
AEGON NV	116,800	599,551
AFLAC, Inc.	29,200	1,348,456
Allied World Assurance Co. Holdings Ltd.	9,300	730,329
Allstate Corp.	333,600	12,436,608
Assured Guaranty Ltd.	193,751	2,557,513
Berkshire Hathaway, Inc. Class B (a)	907,384	76,528,767
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	602,457
Lincoln National Corp.	15,507	360,073
Loews Corp.	81,400	3,308,910
Marsh & McLennan Companies, Inc.	450,090	15,379,575
MetLife, Inc.	490,700	16,747,591
Progressive Corp.	248,000	4,843,440
Prudential Financial, Inc.	22,700	1,237,377
The Chubb Corp.	119,700	8,844,633
The Travelers Companies, Inc.	105,700	6,843,018
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	107,300	$ 4,004,436
XL Group PLC Class A	486,700	11,252,504
		167,625,238
Real Estate Investment Trusts - 0.7%
American Tower Corp.	172,500	12,144,000
AvalonBay Communities, Inc.	16,200	2,292,624
Beni Stabili SpA SIIQ	1,142,700	505,207
CBL & Associates Properties, Inc.	99,400	2,124,178
Douglas Emmett, Inc.	37,600	902,024
Education Realty Trust, Inc.	86,900	1,004,564
Franklin Street Properties Corp.	41,100	457,032
General Growth Properties, Inc.	110,300	2,269,974
Lexington Corporate Properties Trust	61,900	580,622
Prologis, Inc.	186,282	6,365,256
Public Storage	32,200	4,687,032
Simon Property Group, Inc.	87,600	13,902,120
SL Green Realty Corp.	16,600	1,337,960
Sovran Self Storage, Inc.	4,546	258,440
Vornado Realty Trust	93,100	7,556,927
Weyerhaeuser Co.	183,521	4,571,508
		60,959,468
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	118,020	2,042,926
Forest City Enterprises, Inc. Class A (a)	20,953	315,971
		2,358,897
TOTAL FINANCIALS		761,475,653
HEALTH CARE - 7.4%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	52,100	5,585,641
Alnylam Pharmaceuticals, Inc. (a)	66,700	1,219,943
Amgen, Inc.	375,375	31,501,470
ARIAD Pharmaceuticals, Inc. (a)	131,836	2,710,548
AVEO Pharmaceuticals, Inc. (a)	54,900	526,491
Biogen Idec, Inc. (a)	76,600	11,228,794
Biovitrum AB (a)	133,958	519,876
Celgene Corp. (a)	65,100	4,689,804
Dendreon Corp. (a)	145,900	655,091
Dynavax Technologies Corp. (a)	340,700	1,332,137
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gentium SpA sponsored ADR (a)	29,340	$ 294,867
Gilead Sciences, Inc. (a)	430,494	24,835,199
Grifols SA ADR	45,350	932,850
Infinity Pharmaceuticals, Inc. (a)	38,000	690,080
InterMune, Inc. (a)	51,000	375,870
Isis Pharmaceuticals, Inc. (a)	30,000	408,300
Merrimack Pharmaceuticals, Inc.	22,500	179,100
NPS Pharmaceuticals, Inc. (a)	47,000	358,140
Synageva BioPharma Corp. (a)	11,200	559,552
Synta Pharmaceuticals Corp. (a)	600	3,942
Theravance, Inc. (a)	77,400	2,064,258
Thrombogenics NV (a)	31,200	1,095,675
Vertex Pharmaceuticals, Inc. (a)	156,540	8,348,278
ZIOPHARM Oncology, Inc. (a)	203,100	1,009,407
		101,125,313
Health Care Equipment & Supplies - 1.3%
Analogic Corp.	600	41,706
Baxter International, Inc.	451,799	26,511,565
Boston Scientific Corp. (a)	134,000	723,600
C.R. Bard, Inc.	28,200	2,766,702
Covidien PLC	900,052	50,447,915
DENTSPLY International, Inc.	200,100	7,257,627
Edwards Lifesciences Corp. (a)	55,100	5,626,261
Genmark Diagnostics, Inc. (a)	61,200	460,836
Hologic, Inc. (a)	112,664	2,211,594
Intuitive Surgical, Inc. (a)	4,300	2,114,697
Nakanishi, Inc.	3,100	327,173
Sirona Dental Systems, Inc. (a)	17,800	945,892
St. Jude Medical, Inc.	38,000	1,434,880
Stryker Corp.	174,600	9,299,196
Syneron Medical Ltd. (a)	6,595	64,367
Zimmer Holdings, Inc.	74,200	4,584,076
		114,818,087
Health Care Providers & Services - 2.0%
Accretive Health, Inc. (a)	89,100	1,059,399
AmerisourceBergen Corp.	173,400	6,679,368
BioScrip, Inc. (a)	18,000	153,000
Brookdale Senior Living, Inc. (a)	163,300	3,548,509
Centene Corp. (a)	23,286	945,644
Chemed Corp.	11,647	769,051
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	45,200	$ 2,068,804
Corvel Corp. (a)	603	26,411
DaVita, Inc. (a)	38,210	3,716,687
Emeritus Corp. (a)	54,400	1,089,088
Express Scripts Holding Co. (a)	418,228	26,189,437
HCA Holdings, Inc.	1,562,577	44,611,573
Humana, Inc.	289,030	20,255,222
McKesson Corp.	270,041	23,523,272
MEDNAX, Inc. (a)	4,800	332,544
Qualicorp SA (a)	65,000	638,825
Quest Diagnostics, Inc.	52,000	3,144,440
Tenet Healthcare Corp. (a)	702,263	3,644,745
UnitedHealth Group, Inc.	488,631	26,532,663
WellPoint, Inc.	144,100	8,627,267
		177,555,949
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	124,400	4,622,704
Charles River Laboratories International, Inc. (a)	17,159	623,215
Life Technologies Corp. (a)	25,300	1,207,063
Thermo Fisher Scientific, Inc.	117,500	6,738,625
		13,191,607
Pharmaceuticals - 2.7%
Abbott Laboratories	400,300	26,235,662
Allergan, Inc.	62,900	5,417,577
AVANIR Pharmaceuticals Class A (a)	122,400	406,368
Biodelivery Sciences International, Inc. (a)	24,300	119,799
Bristol-Myers Squibb Co.	285,970	9,439,870
Cadence Pharmaceuticals, Inc. (a)	371,900	1,465,286
Cardiome Pharma Corp. (a)	208,600	68,422
Elan Corp. PLC sponsored ADR (a)	130,300	1,480,208
Eli Lilly & Co.	200,400	8,999,964
Hi-Tech Pharmacal Co., Inc. (a)	1,500	53,535
Horizon Pharma, Inc. (a)	26,200	116,328
Horizon Pharma, Inc.	94,695	420,446
Horizon Pharma, Inc. warrants 2/28/17 (a)	23,674	12,080
Hospira, Inc. (a)	27,400	920,092
Impax Laboratories, Inc. (a)	24,619	582,732
Jazz Pharmaceuticals PLC (a)	13,100	596,181
Johnson & Johnson	881,417	59,433,948
Merck & Co., Inc.	1,240,875	53,419,669
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk A/S Series B	11,500	$ 1,806,740
Pfizer, Inc.	2,614,525	62,382,567
Watson Pharmaceuticals, Inc. (a)	68,355	5,560,679
XenoPort, Inc. (a)	21,300	198,516
		239,136,669
TOTAL HEALTH CARE		645,827,625
INDUSTRIALS - 6.5%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	29,200	606,484
GeoEye, Inc. (a)	108,000	2,897,640
Honeywell International, Inc.	655,150	38,293,518
L-3 Communications Holdings, Inc.	31,950	2,244,168
Lockheed Martin Corp.	112,353	10,239,852
Meggitt PLC	236,100	1,481,571
Northrop Grumman Corp.	354,156	23,689,495
Precision Castparts Corp.	57,267	9,224,568
Raytheon Co.	24,423	1,380,388
Rockwell Collins, Inc.	153,076	7,480,824
Textron, Inc.	275,900	7,372,048
The Boeing Co.	537,530	38,379,642
Ultra Electronics Holdings PLC	16,000	390,230
United Technologies Corp.	748,617	59,777,067
		203,457,495
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	32,600	1,845,486
Expeditors International of Washington, Inc.	18,700	684,607
FedEx Corp.	99,790	8,744,598
Pacer International, Inc. (a)	63,962	262,244
United Parcel Service, Inc. Class B	370,250	27,328,153
		38,865,088
Airlines - 0.0%
United Continental Holdings, Inc. (a)	137,800	2,542,410
Building Products - 0.1%
Armstrong World Industries, Inc.	6,184	271,910
Lennox International, Inc.	9,400	446,594
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	74,100	$ 2,471,976
Quanex Building Products Corp.	48,664	851,620
		4,042,100
Commercial Services & Supplies - 0.2%
Cintas Corp.	65,900	2,663,678
Corrections Corp. of America	37,116	1,236,334
Multiplus SA	43,700	930,016
Republic Services, Inc.	47,500	1,313,375
Steelcase, Inc. Class A	102,300	992,310
Stericycle, Inc. (a)	74,100	6,781,632
Swisher Hygiene, Inc. (Canada) (a)	134,900	238,773
The Geo Group, Inc.	10,099	265,705
US Ecology, Inc.	16,100	302,680
		14,724,503
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	48,638	943,091
Fluor Corp.	72,027	3,709,391
Foster Wheeler AG (a)	111,200	2,435,280
MasTec, Inc. (a)	58,076	1,059,306
Quanta Services, Inc. (a)	1,400	33,600
Shaw Group, Inc. (a)	6,400	269,312
		8,449,980
Electrical Equipment - 0.3%
Alstom SA	30,960	1,102,434
AMETEK, Inc.	26,250	900,638
Cooper Industries PLC Class A	91,800	6,715,170
Emerson Electric Co.	282,600	14,333,472
GrafTech International Ltd. (a)	100,100	937,937
Hubbell, Inc. Class B	7,300	589,986
Prysmian SpA	67,300	1,126,691
Regal-Beloit Corp.	33,100	2,252,786
Roper Industries, Inc.	6,300	647,577
		28,606,691
Industrial Conglomerates - 1.4%
3M Co.	190,800	17,668,080
Danaher Corp.	365,700	19,590,549
General Electric Co.	2,307,430	47,786,875
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Reunert Ltd.	45,715	$ 387,133
Tyco International Ltd.	701,915	39,573,968
		125,006,605
Machinery - 0.8%
Actuant Corp. Class A	42,300	1,189,476
Caterpillar, Inc.	156,280	13,335,372
Colfax Corp. (a)	17,800	585,442
Cummins, Inc.	94,100	9,138,051
Deere & Co.	75,000	5,633,250
Dover Corp.	12,400	716,844
EVA Precision Industrial Holdings Ltd.	4,000	320
Fiat Industrial SpA	278,967	2,808,832
GEA Group AG	3,655	96,542
Illinois Tool Works, Inc.	25,900	1,535,611
Ingersoll-Rand PLC	228,755	10,696,584
Joy Global, Inc.	80,400	4,291,752
Manitowoc Co., Inc.	82,377	1,061,016
Oshkosh Truck Corp. (a)	8,200	207,788
Pall Corp.	24,700	1,371,097
Parker Hannifin Corp.	128,855	10,305,823
Stanley Black & Decker, Inc.	59,876	3,938,643
Timken Co.	16,802	674,768
Valmont Industries, Inc.	5,067	642,242
		68,229,453
Marine - 0.0%
Kirby Corp. (a)	5,796	305,159
Ultrapetrol (Bahamas) Ltd. (a)	73,000	54,020
		359,179
Professional Services - 0.2%
Michael Page International PLC	8,400	48,337
Nielsen Holdings B.V. (a)	362,483	10,164,023
Randstad Holding NV	37,404	1,216,159
Robert Half International, Inc.	117,450	3,088,935
SR Teleperformance SA	13,001	321,657
Towers Watson & Co.	94,160	5,114,771
		19,953,882
Road & Rail - 0.5%
CSX Corp.	697,650	15,669,219
J.B. Hunt Transport Services, Inc.	10,300	540,132
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	16,900	$ 1,224,574
QR National Ltd.	244,800	885,203
Union Pacific Corp.	232,430	28,226,299
Universal Truckload Services, Inc.	23,634	335,130
		46,880,557
Trading Companies & Distributors - 0.1%
Fastenal Co.	70,700	3,046,463
Houston Wire & Cable Co.	33,542	367,956
Rush Enterprises, Inc. Class A (a)	26,071	444,250
W.W. Grainger, Inc.	8,500	1,750,660
Watsco, Inc.	13,400	1,011,164
		6,620,493
TOTAL INDUSTRIALS		567,738,436
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. (a)	115,610	670,538
Cisco Systems, Inc.	2,914,087	55,600,780
F5 Networks, Inc. (a)	45,245	4,410,935
Harris Corp.	3,448	162,159
Juniper Networks, Inc. (a)	467,500	8,153,200
Motorola Solutions, Inc.	22,700	1,081,882
Polycom, Inc. (a)	76,023	792,160
QUALCOMM, Inc.	643,582	39,554,550
Riverbed Technology, Inc. (a)	71,466	1,428,605
ViaSat, Inc. (a)	25,700	994,590
		112,849,399
Computers & Peripherals - 3.4%
Apple, Inc.	366,419	243,756,576
Dell, Inc.	1,556,700	16,485,453
EMC Corp. (a)	1,023,720	26,913,599
Gemalto NV	14,105	1,117,877
Lexmark International, Inc. Class A	13,700	297,427
NetApp, Inc. (a)	114,000	3,935,280
SanDisk Corp. (a)	37,100	1,529,262
Western Digital Corp. (a)	104,250	4,359,735
		298,395,209
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,119,066	$ 68,117,547
Arrow Electronics, Inc. (a)	32,700	1,185,375
Avnet, Inc. (a)	54,060	1,741,273
Corning, Inc.	426,720	5,116,373
Flextronics International Ltd. (a)	46,761	314,702
Jabil Circuit, Inc.	27,900	635,562
Molex, Inc.	35,478	941,941
Rofin-Sinar Technologies, Inc. (a)	1,200	26,076
TE Connectivity Ltd.	35,600	1,252,052
		79,330,901
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	60,800	2,280,608
Baidu.com, Inc. sponsored ADR (a)	6,393	712,436
Cornerstone OnDemand, Inc. (a)	7,600	203,756
Demandware, Inc.	3,100	80,600
eBay, Inc. (a)	1,191,496	56,560,315
Facebook, Inc. Class A	123,580	2,234,326
Google, Inc. Class A (a)	100,912	69,133,802
QuinStreet, Inc. (a)	60,473	518,254
Velti PLC (a)	65,400	453,222
		132,177,319
IT Services - 1.6%
Accenture PLC Class A	171,429	10,560,026
Acxiom Corp. (a)	15,750	268,695
Amdocs Ltd.	20,600	664,144
Automatic Data Processing, Inc.	114,400	6,644,352
Cognizant Technology Solutions Corp. Class A (a)	48,204	3,098,553
EPAM Systems, Inc.	35,195	615,913
ExlService Holdings, Inc. (a)	27,041	696,847
Fidelity National Information Services, Inc.	41,400	1,304,100
Fiserv, Inc. (a)	19,433	1,385,767
Heartland Payment Systems, Inc.	14,690	446,282
IBM Corp.	322,922	62,921,352
Jack Henry & Associates, Inc.	2,800	103,488
MasterCard, Inc. Class A	62,653	26,495,954
Paychex, Inc.	29,500	981,170
Redecard SA	22,400	370,225
ServiceSource International, Inc. (a)	99,585	922,157
The Western Union Co.	264,300	4,654,323
Total System Services, Inc.	2,700	62,586
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	92,447	$ 1,953,405
Virtusa Corp. (a)	26,300	444,470
Visa, Inc. Class A	132,641	17,011,208
		141,605,017
Office Electronics - 0.1%
Xerox Corp.	483,700	3,564,869
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	704,300	2,619,996
Altera Corp.	1,200	44,796
Analog Devices, Inc.	35,900	1,426,666
Applied Materials, Inc.	562,400	6,574,456
Applied Micro Circuits Corp. (a)	33,800	172,718
ASML Holding NV	86,722	4,923,208
Atmel Corp. (a)	975,000	5,781,750
Avago Technologies Ltd.	45,600	1,667,592
Broadcom Corp. Class A	115,000	4,085,950
Cirrus Logic, Inc. (a)	55,537	2,314,227
Cymer, Inc. (a)	46,490	2,635,983
Entropic Communications, Inc. (a)	74,985	407,169
Freescale Semiconductor Holdings I Ltd. (a)	138,491	1,386,295
Intel Corp.	958,605	23,802,162
Lam Research Corp. (a)	87,000	2,969,310
Linear Technology Corp.	1,440,964	47,587,836
LTX-Credence Corp. (a)	210,894	1,199,987
MagnaChip Semiconductor Corp. (a)	27,606	372,957
Marvell Technology Group Ltd.	282,000	2,870,760
Maxim Integrated Products, Inc.	53,800	1,460,132
Micron Technology, Inc. (a)	1,340,219	8,322,760
Monolithic Power Systems, Inc. (a)	29,514	636,322
NVIDIA Corp. (a)	145,400	2,039,962
NXP Semiconductors NV (a)	88,500	2,063,820
ON Semiconductor Corp. (a)	67,955	423,360
RF Micro Devices, Inc. (a)	351,513	1,318,174
Samsung Electronics Co. Ltd.	1,709	1,858,544
Skyworks Solutions, Inc. (a)	87,119	2,653,645
Spansion, Inc. Class A	33,877	387,214
Texas Instruments, Inc.	765,044	22,216,878
		156,224,629
Software - 1.6%
Adobe Systems, Inc. (a)	12,395	387,592
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	296,300	$ 9,200,115
Check Point Software Technologies Ltd. (a)	44,100	2,032,569
Citrix Systems, Inc. (a)	32,600	2,532,694
Comverse Technology, Inc. (a)	301,000	1,806,000
Electronic Arts, Inc. (a)	79,600	1,061,068
Ellie Mae, Inc. (a)	1,500	38,655
JDA Software Group, Inc. (a)	16,700	514,360
Microsoft Corp.	1,717,900	52,945,678
Nuance Communications, Inc. (a)	29,244	697,469
Opnet Technologies, Inc.	21,233	662,894
Oracle Corp.	1,807,810	57,217,187
Red Hat, Inc. (a)	97,000	5,435,880
salesforce.com, Inc. (a)	30,600	4,442,508
VMware, Inc. Class A (a)	9,600	854,784
		139,829,453
TOTAL INFORMATION TECHNOLOGY		1,063,976,796
MATERIALS - 2.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	28,500	2,353,530
Albemarle Corp.	5,400	295,542
Ashland, Inc.	13,200	971,916
Celanese Corp. Class A	80,800	3,091,408
Clariant AG (Reg.)	179,750	2,016,469
Dow Chemical Co.	107,300	3,144,963
E.I. du Pont de Nemours & Co.	219,005	10,895,499
Eastman Chemical Co.	161,300	8,913,438
Ecolab, Inc.	113,100	7,241,793
Kraton Performance Polymers, Inc. (a)	15,183	325,675
LyondellBasell Industries NV Class A	157,988	7,716,134
Monsanto Co.	295,280	25,721,841
PetroLogistics LP	91,050	1,164,530
Potash Corp. of Saskatchewan, Inc.	113,800	4,659,364
PPG Industries, Inc.	50,000	5,501,000
Praxair, Inc.	83,200	8,777,600
Sherwin-Williams Co.	44,300	6,338,444
Spartech Corp. (a)	115,087	582,340
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	178,688	$ 10,347,822
W.R. Grace & Co. (a)	69,300	4,002,768
		114,062,076
Construction Materials - 0.2%
HeidelbergCement Finance AG	9,031	456,299
Martin Marietta Materials, Inc.	51,100	3,903,018
Vulcan Materials Co.	222,990	8,678,771
		13,038,088
Containers & Packaging - 0.4%
Ball Corp.	66,600	2,808,522
Nampak Ltd.	218,827	704,423
Packaging Corp. of America	916,181	29,336,116
Rock-Tenn Co. Class A	10,800	721,116
		33,570,177
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	15,200	734,133
Anglo American PLC (United Kingdom)	7,200	200,069
Avion Gold Corp. (a)	329,300	233,842
Commercial Metals Co.	101,200	1,289,288
Copper Mountain Mining Corp. (a)	44,400	118,010
First Quantum Minerals Ltd.	22,000	423,819
Freeport-McMoRan Copper & Gold, Inc.	579,125	20,912,204
Goldcorp, Inc.	30,900	1,268,601
Iluka Resources Ltd.	18,269	173,646
Newcrest Mining Ltd.	24,547	625,142
Newmont Mining Corp.	94,600	4,794,328
Nucor Corp.	97,800	3,682,170
Randgold Resources Ltd. sponsored ADR	23,700	2,440,389
Reliance Steel & Aluminum Co.	4,500	231,435
SunCoke Energy, Inc. (a)	9,398	148,676
Turquoise Hill Resources Ltd. (a)	246,905	1,983,756
United States Steel Corp.	94,000	1,828,300
		41,087,808
Paper & Forest Products - 0.2%
International Paper Co.	597,319	20,643,345
TOTAL MATERIALS		222,401,494
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,319,300	$ 48,339,152
CenturyLink, Inc.	45,138	1,907,532
Frontier Communications Corp.	86,774	400,896
PT Telkomunikasi Indonesia Tbk sponsored ADR	19,754	762,504
Verizon Communications, Inc.	325,900	13,994,146
		65,404,230
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L sponsored ADR	385,650	9,868,784
Crown Castle International Corp. (a)	106,200	6,739,452
SBA Communications Corp. Class A (a)	39,294	2,348,995
Sprint Nextel Corp. (a)	1,370,300	6,645,955
		25,603,186
TOTAL TELECOMMUNICATION SERVICES		91,007,416
UTILITIES - 1.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	117,800	5,064,222
Duke Energy Corp.	620,137	40,172,475
Edison International	114,800	5,027,092
Entergy Corp.	127,400	8,673,392
Exelon Corp.	187,100	6,823,537
FirstEnergy Corp.	139,813	6,109,828
NextEra Energy, Inc.	42,381	2,852,665
Northeast Utilities	57,383	2,161,618
		76,884,829
Gas Utilities - 0.0%
Atmos Energy Corp.	8,200	286,508
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	207,700	3,645,135
NRG Energy, Inc.	315,600	6,734,904
The AES Corp.	1,777,443	20,245,076
		30,625,115
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	182,600	3,723,214
CMS Energy Corp.	14,900	343,743
PG&E Corp.	171,537	7,446,421
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	140,475	$ 9,299,445
TECO Energy, Inc.	132,000	2,291,520
		23,104,343
TOTAL UTILITIES		130,900,795
TOTAL COMMON STOCKS (Cost $4,333,309,361)		5,089,942,433
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	13,500	1,251,585
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	128,000	435,200
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	11,200	625,184
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	6,500	405,600
TOTAL CONVERTIBLE PREFERRED STOCKS		2,717,569
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	1,200	211,914
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	14,667	$ 1,108,549
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,320,463
TOTAL PREFERRED STOCKS (Cost $3,962,095)		4,038,032
Convertible Bonds - 0.0%

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)	300,000	279,563
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (h)	686,000	506,748
TOTAL ENERGY		786,311
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	1,540,000	373,450
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Exelixis, Inc. 4.25% 8/15/19	760,000	791,388
MATERIALS - 0.0%
Metals & Mining - 0.0%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h)	691,000	716,636
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	350,000	252,875
TOTAL CONVERTIBLE BONDS (Cost $3,447,241)		2,920,660
Equity Funds - 36.7%
	Shares	Value
Large Blend Funds - 29.4%
BBH Core Select Fund - Retail Class	34,365,277	$ 391,076,852
FMI Large Cap Fund	26,807,304	458,404,902
JPMorgan U.S. Large Cap Core Plus Fund Select Class (i)	75,855,001	1,715,840,124
TOTAL LARGE BLEND FUNDS		2,565,321,878
Large Growth Funds - 5.8%
Fidelity Advisor New Insights Fund Institutional Class (a)(d)	22,121,957	505,044,277
Sector Funds - 1.5%
Consumer Staples Select Sector SPDR ETF	2,518,475	89,305,124
Utilities Select Sector SPDR ETF	1,092,800	39,679,568
TOTAL SECTOR FUNDS		128,984,692
TOTAL EQUITY FUNDS (Cost $2,701,552,784)		3,199,350,847
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 12/13/12 to 2/7/13 (Cost $976,344)	$ 977,000	976,519
Money Market Funds - 4.5%
	Shares
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (c)	379,001,249	379,001,249
Fidelity Cash Central Fund, 0.17% (b)	10,888,084	10,888,084
TOTAL MONEY MARKET FUNDS (Cost $389,889,333)		389,889,333
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $7,433,137,158)		8,687,117,824
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,798,474
NET ASSETS - 100%		$ 8,710,916,298
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,349 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 305,538,995	$ 19,620,410

The face value of futures purchased as a percentage of net assets is 3.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,685,233 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,272,984 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 686,000
Halcon Resources Corp.	3/1/12	$ 720,000
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 716,684
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 435,200
(i) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,149
Total
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 447,570,177	$ 30,000,000	$ -	$ -	$ 505,044,277
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 647,280,651	$ 646,718,860	$ 561,790	$ 1
Consumer Staples	478,590,781	476,160,976	2,429,805	-
Energy	482,063,249	482,063,249	-	-
Financials	762,727,238	761,715,021	1,012,217	-
Health Care	646,262,825	643,681,632	2,145,993	435,200
Industrials	568,363,620	568,363,620	-	-
Information Technology	1,064,382,396	1,064,382,396	-	-
Materials	222,401,494	222,401,494	-	-
Telecommunication Services	91,007,416	91,007,416	-	-
Utilities	130,900,795	130,900,795	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 2,920,660	$ -	$ 2,204,024	$ 716,636
Equity Funds	3,199,350,847	3,199,350,847	-	-
Other Short-Term Investments and Net Other Assets	976,519	-	976,519	-
Money Market Funds	389,889,333	389,889,333	-	-
Total Investments in Securities:	$ 8,687,117,824	$ 8,676,635,639	$ 9,330,348	$ 1,151,837
Derivative Instruments:
Assets
Futures Contracts	$ 19,620,410	$ 19,620,410	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $7,451,512,857. Net unrealized appreciation aggregated $1,235,604,967, of which $1,373,140,436 related to appreciated investment securities and $137,535,469 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

August 31, 2012

1.931548.100

MMC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
Delphi Automotive PLC	140	$ 4,241
Gentex Corp.	200	3,504
Johnson Controls, Inc.	2,100	57,141
Tenneco, Inc. (a)	244	7,410
TRW Automotive Holdings Corp. (a)	1,028	44,934
		117,230
Automobiles - 0.4%
Ford Motor Co.	8,484	79,241
General Motors Co. (a)	4,000	85,400
Harley-Davidson, Inc.	1,660	69,654
Winnebago Industries, Inc. (a)	147	1,691
		235,986
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	500	7,441
DeVry, Inc.	207	3,997
		11,438
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	300	3,894
Bravo Brio Restaurant Group, Inc. (a)	200	3,234
Brinker International, Inc.	470	16,196
Carnival Corp. unit	3,800	131,784
Chipotle Mexican Grill, Inc. (a)	200	57,728
Club Mediterranee SA (a)	300	5,305
Denny's Corp. (a)	2,222	10,866
Dunkin' Brands Group, Inc.	100	2,913
Hyatt Hotels Corp. Class A (a)	460	17,448
Icahn Enterprises LP rights (a)	776	0
Las Vegas Sands Corp.	3,025	128,230
Marriott International, Inc. Class A	600	22,608
McDonald's Corp.	2,200	196,878
Ruth's Hospitality Group, Inc. (a)	460	2,815
Spur Corp. Ltd.	800	1,809
Starbucks Corp.	3,864	191,693
Starwood Hotels & Resorts Worldwide, Inc.	1,300	71,669
Texas Roadhouse, Inc. Class A	348	5,975
Wynn Resorts Ltd.	100	10,317
Yum! Brands, Inc.	2,510	159,937
		1,041,299
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Harman International Industries, Inc.	700	$ 32,221
Lennar Corp. Class A	1,200	38,916
PulteGroup, Inc. (a)	393	5,376
Woongjin Coway Co. Ltd.	60	2,077
		78,590
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	1,392	345,536
Expedia, Inc.	27	1,387
Groupon, Inc. Class A (a)	2,600	10,790
Liberty Media Corp. Interactive Series A (a)	345	6,293
Netflix, Inc. (a)	800	47,776
Priceline.com, Inc. (a)	200	120,914
		532,696
Leisure Equipment & Products - 0.1%
Brunswick Corp.	87	2,061
Hasbro, Inc.	1,722	64,592
Summer Infant, Inc. (a)	134	356
		67,009
Media - 2.7%
Antena 3 de Television SA	600	2,581
Comcast Corp.:
Class A	7,244	242,891
Class A (special) (non-vtg.)	5,830	191,632
DIRECTV (a)	1,300	67,717
Discovery Communications, Inc. Class C (non-vtg.) (a)	900	46,629
DISH Network Corp. Class A	229	7,326
Interpublic Group of Companies, Inc.	4,700	50,008
Liberty Media Corp.:
rights (a)	46	0
Series A (a)	17	782
McGraw-Hill Companies, Inc.	3,110	159,232
MDC Partners, Inc. Class A (sub. vtg.)	649	6,561
Mood Media Corp. (a)	214	536
News Corp. Class A	2,700	63,153
The Walt Disney Co.	5,423	268,276
Time Warner Cable, Inc.	1,300	115,466
Time Warner, Inc.	2,788	115,841
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. (a)	100	$ 2,507
Viacom, Inc. Class B (non-vtg.)	3,915	195,789
		1,536,927
Multiline Retail - 1.6%
Dollar General Corp. (a)	2,300	117,461
Kohl's Corp.	7,927	413,789
Macy's, Inc.	5,830	235,007
Target Corp.	1,800	115,362
The Bon-Ton Stores, Inc.	100	1,049
		882,668
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	170	12,090
Ascena Retail Group, Inc. (a)	184	3,643
AutoZone, Inc. (a)	1,808	653,845
Bed Bath & Beyond, Inc. (a)	550	36,944
Best Buy Co., Inc.	325	5,766
Big 5 Sporting Goods Corp.	277	2,360
Body Central Corp. (a)	531	4,662
CarMax, Inc. (a)	6,812	208,379
Express, Inc. (a)	615	9,600
Foot Locker, Inc.	111	3,837
Foschini Ltd.	300	4,820
GameStop Corp. Class A	138	2,633
GNC Holdings, Inc.	100	3,885
Home Depot, Inc.	8,130	461,378
Inditex SA	6	667
Limited Brands, Inc.	197	9,574
Lowe's Companies, Inc.	3,177	90,481
MarineMax, Inc. (a)	147	1,060
Ross Stores, Inc.	2,710	187,505
SuperGroup PLC (a)	800	6,097
TJX Companies, Inc.	7,614	348,645
		2,057,871
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,700	98,821
G-III Apparel Group Ltd. (a)	297	9,427
Iconix Brand Group, Inc. (a)	150	2,805
NIKE, Inc. Class B	1,506	146,624
PVH Corp.	135	12,677
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)	223	$ 4,734
VF Corp.	19	2,901
		277,989
TOTAL CONSUMER DISCRETIONARY		6,839,703
CONSUMER STAPLES - 9.1%
Beverages - 2.2%
Britvic PLC	100	507
Coca-Cola Enterprises, Inc.	4,000	118,120
Cott Corp. (a)	590	4,872
Dr Pepper Snapple Group, Inc.	4,108	184,079
Grupo Modelo SAB de CV Series C	600	5,425
Molson Coors Brewing Co. Class B	2,000	89,080
PepsiCo, Inc.	5,900	427,337
SABMiller PLC	100	4,413
The Coca-Cola Co.	11,868	443,863
		1,277,696
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	100	9,787
CVS Caremark Corp.	6,696	305,003
Eurocash SA	400	4,828
Kroger Co.	4,200	93,576
Sysco Corp.	2,800	84,840
Wal-Mart Stores, Inc.	6,169	447,869
Whole Foods Market, Inc.	800	77,400
		1,023,303
Food Products - 2.2%
Archer Daniels Midland Co.	1,700	45,475
Flowers Foods, Inc.	296	6,112
General Mills, Inc.	4,500	176,985
Green Mountain Coffee Roasters, Inc. (a)	1,920	46,675
Hilton Food Group PLC	100	492
Kellogg Co.	2,600	131,690
Kraft Foods, Inc. Class A	16,580	688,567
Marine Harvest ASA (a)	3,222	2,495
Ralcorp Holdings, Inc. (a)	700	49,672
The J.M. Smucker Co.	1,071	91,003
		1,239,166
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	1,100	$ 116,941
Energizer Holdings, Inc.	800	55,120
Procter & Gamble Co.	9,413	632,459
Reckitt Benckiser Group PLC	180	10,175
Unicharm Corp.	200	11,651
		826,346
Personal Products - 0.1%
Avon Products, Inc.	4,800	74,160
Estee Lauder Companies, Inc. Class A	52	3,117
Hengan International Group Co. Ltd.	500	5,028
		82,305
Tobacco - 1.4%
Altria Group, Inc.	4,382	148,813
British American Tobacco PLC (United Kingdom)	200	10,482
Imperial Tobacco Group PLC	163	6,357
Lorillard, Inc.	111	13,932
Philip Morris International, Inc.	6,616	590,809
		770,393
TOTAL CONSUMER STAPLES		5,219,209
ENERGY - 9.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,300	59,280
BW Offshore Ltd.	5,463	3,997
Cal Dive International, Inc. (a)	1,200	1,788
Cameron International Corp. (a)	1,604	87,755
Cathedral Energy Services Ltd.	855	5,638
Ensco PLC Class A	600	34,422
Essential Energy Services Ltd.	2,039	4,778
FMC Technologies, Inc. (a)	1,600	74,944
Halliburton Co.	392	12,842
McDermott International, Inc. (a)	1,764	19,651
National Oilwell Varco, Inc.	2,279	179,585
Noble Corp.	1,547	59,003
SBM Offshore NV (a)	600	8,483
Schlumberger Ltd.	6,535	473,003
TETRA Technologies, Inc. (a)	300	1,923
Tuscany International Drilling, Inc. (a)	2,700	876
Vantage Drilling Co. (a)	2,900	4,408
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	330	$ 3,881
Xtreme Drilling & Coil Services Corp. (a)	1,842	2,691
		1,038,948
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	100	594
Americas Petrogas, Inc. (a)	300	554
Americas Petrogas, Inc. (a)(c)	2,000	3,693
Amyris, Inc. (a)	494	1,541
Anadarko Petroleum Corp.	2,247	155,650
Apache Corp.	1,822	156,237
Bonavista Energy Corp. (e)	200	3,354
BPZ Energy, Inc. (a)	1,622	3,714
Cabot Oil & Gas Corp.	93	3,851
Chesapeake Energy Corp.	300	5,805
Chevron Corp.	9,195	1,031,311
Cimarex Energy Co.	300	17,163
ConocoPhillips	1,480	84,049
CONSOL Energy, Inc.	1,200	36,240
Crew Energy, Inc. (a)	480	3,053
Crown Point Energy, Inc. (a)	400	185
Crown Point Energy, Inc. (c)	1,560	720
Denbury Resources, Inc. (a)	204	3,160
Devon Energy Corp.	2,000	115,660
Double Eagle Petroleum Co. (a)	633	2,817
EOG Resources, Inc.	718	77,759
EQT Corp.	800	43,168
Exxon Mobil Corp.	13,200	1,152,360
Gran Tierra Energy, Inc. (Canada) (a)	660	2,933
Hess Corp.	2,400	121,272
HollyFrontier Corp.	240	9,670
InterOil Corp. (a)	313	24,896
Kinder Morgan Holding Co. LLC	962	34,411
Kinder Morgan Holding Co. LLC warrants 5/25/17 (a)	512	1,613
Madalena Ventures, Inc. (a)	1,500	441
Marathon Petroleum Corp.	264	13,662
Markwest Energy Partners LP	70	3,717
Murphy Oil Corp.	1,800	92,394
Newfield Exploration Co. (a)	800	26,104
Niko Resources Ltd.	72	1,039
Noble Energy, Inc.	883	77,616
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)	1,161	$ 18,971
Northern Tier Energy LP Class A	300	5,490
Occidental Petroleum Corp.	2,821	239,813
Painted Pony Petroleum Ltd. Class A (a)	200	1,921
Paladin Energy Ltd. (Australia) (a)	2,858	3,883
Pan Orient Energy Corp.	400	1,120
Peabody Energy Corp.	300	6,489
Petrobank Energy & Resources Ltd. (a)	100	1,255
Petrominerales Ltd.	630	5,950
Phillips 66	1,620	68,040
Pioneer Natural Resources Co.	737	71,754
Range Resources Corp.	900	58,671
Resolute Energy Corp. (a)	736	6,653
Royal Dutch Shell PLC Class A sponsored ADR	176	12,315
SM Energy Co.	31	1,464
Southwestern Energy Co. (a)	2,513	78,230
Spectra Energy Corp.	4,200	118,692
Suncor Energy, Inc.	41	1,281
TAG Oil Ltd. (a)	860	5,575
TAG Oil Ltd. (c)	100	648
Targa Resources Corp.	73	3,305
Tesoro Corp.	878	34,892
Valero Energy Corp.	4,300	134,418
Voyager Oil & Gas, Inc. (a)	1,400	1,736
Williams Companies, Inc.	4,423	142,730
WPX Energy, Inc.	1,666	25,990
		4,363,692
TOTAL ENERGY		5,402,640
FINANCIALS - 14.2%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	3,095	169,946
Ares Capital Corp.	458	7,910
BlackRock, Inc. Class A	36	6,349
Franklin Resources, Inc.	700	82,180
Goldman Sachs Group, Inc.	1,400	148,008
GP Investments Ltd. (depositary receipt) (a)	2,353	5,158
ICAP PLC	700	3,531
Invesco Ltd.	4,697	111,225
KKR & Co. LP	271	3,862
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	15	$ 2,639
Morgan Stanley	7,716	115,740
Northern Trust Corp.	2,500	116,100
State Street Corp.	240	9,984
TD Ameritrade Holding Corp.	2,800	47,908
The Blackstone Group LP	100	1,349
		831,889
Commercial Banks - 3.8%
Banco Pine SA	599	4,232
Bank of Ireland (a)	3,600	393
CIT Group, Inc. (a)	3,598	135,860
Comerica, Inc.	119	3,654
Commercial Bank of Qatar GDR (Reg. S)	501	2,001
Fifth Third Bancorp	3,400	51,476
Guaranty Trust Bank PLC GDR (Reg. S)	400	2,260
Huntington Bancshares, Inc.	5,700	37,620
KeyCorp	471	3,971
M&T Bank Corp.	233	20,248
PNC Financial Services Group, Inc.	3,795	235,897
Regions Financial Corp.	10,081	70,164
SunTrust Banks, Inc.	4,400	110,748
U.S. Bancorp	20,549	686,542
Wells Fargo & Co.	23,032	783,779
Zions Bancorporation	1,900	36,575
		2,185,420
Consumer Finance - 0.9%
American Express Co.	3,780	220,374
Capital One Financial Corp.	2,870	162,241
Discover Financial Services	2,631	101,899
International Personal Finance PLC	737	3,386
SLM Corp.	1,600	25,200
		513,100
Diversified Financial Services - 3.4%
Bank of America Corp.	34,400	274,856
Citigroup, Inc.	18,502	549,694
CME Group, Inc.	2,820	154,818
IntercontinentalExchange, Inc. (a)	600	82,020
JPMorgan Chase & Co.	20,680	768,055
Moody's Corp.	2,100	83,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MSCI, Inc. Class A (a)	793	$ 27,818
PICO Holdings, Inc. (a)	927	20,190
		1,960,611
Insurance - 3.2%
AEGON NV	800	4,107
AFLAC, Inc.	203	9,375
Allied World Assurance Co. Holdings Ltd.	70	5,497
Allstate Corp.	4,700	175,216
Assured Guaranty Ltd.	1,320	17,424
Berkshire Hathaway, Inc. Class B (a)	8,096	682,817
Lincoln National Corp.	80	1,858
Loews Corp.	1,100	44,715
Marsh & McLennan Companies, Inc.	5,160	176,317
MetLife, Inc.	6,403	218,534
Progressive Corp.	3,500	68,355
Prudential Financial, Inc.	150	8,177
The Chubb Corp.	1,700	125,613
The Travelers Companies, Inc.	1,500	97,110
Willis Group Holdings PLC	1,500	55,980
XL Group PLC Class A	6,900	159,528
		1,850,623
Real Estate Investment Trusts - 1.4%
American Tower Corp.	2,321	163,398
AvalonBay Communities, Inc.	200	28,304
Beni Stabili SpA SIIQ	7,626	3,372
CBL & Associates Properties, Inc.	670	14,318
Douglas Emmett, Inc.	247	5,926
Education Realty Trust, Inc.	620	7,167
Franklin Street Properties Corp.	300	3,336
General Growth Properties, Inc.	1,600	32,928
Lexington Corporate Properties Trust	500	4,690
Prologis, Inc.	2,397	81,905
Public Storage	400	58,224
Simon Property Group, Inc.	1,200	190,440
SL Green Realty Corp.	106	8,544
Sovran Self Storage, Inc.	15	853
Vornado Realty Trust	1,300	105,521
Weyerhaeuser Co.	2,400	59,784
		768,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	808	$ 13,986
Forest City Enterprises, Inc. Class A (a)	123	1,855
		15,841
TOTAL FINANCIALS		8,126,194
HEALTH CARE - 11.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	700	75,047
Alnylam Pharmaceuticals, Inc. (a)	513	9,383
Amgen, Inc.	3,687	309,413
ARIAD Pharmaceuticals, Inc. (a)	908	18,668
Biogen Idec, Inc. (a)	976	143,072
Biovitrum AB (a)	895	3,473
Celgene Corp. (a)	900	64,836
Dendreon Corp. (a)	2,100	9,429
Dynavax Technologies Corp. (a)	2,600	10,166
Gentium SpA sponsored ADR (a)	200	2,010
Gilead Sciences, Inc. (a)	4,708	271,605
Grifols SA ADR	350	7,200
Infinity Pharmaceuticals, Inc. (a)	300	5,448
InterMune, Inc. (a)	313	2,307
Isis Pharmaceuticals, Inc. (a)	211	2,872
Merrimack Pharmaceuticals, Inc.	80	637
Synageva BioPharma Corp. (a)	100	4,996
Theravance, Inc. (a)	509	13,575
Thrombogenics NV (a)	200	7,024
Vertex Pharmaceuticals, Inc. (a)	1,056	56,316
ZIOPHARM Oncology, Inc. (a)	1,451	7,211
		1,024,688
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,881	227,737
Boston Scientific Corp. (a)	894	4,828
C.R. Bard, Inc.	315	30,905
Covidien PLC	8,286	464,430
DENTSPLY International, Inc.	2,700	97,929
Edwards Lifesciences Corp. (a)	800	81,688
Genmark Diagnostics, Inc. (a)	427	3,215
Hologic, Inc. (a)	928	18,217
Intuitive Surgical, Inc. (a)	50	24,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	121	$ 6,430
St. Jude Medical, Inc.	500	18,880
Stryker Corp.	2,500	133,150
Zimmer Holdings, Inc.	1,100	67,958
		1,179,957
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	572	6,801
AmerisourceBergen Corp.	1,675	64,521
BioScrip, Inc. (a)	100	850
Brookdale Senior Living, Inc. (a)	1,080	23,468
Centene Corp. (a)	200	8,122
Chemed Corp.	100	6,603
CIGNA Corp.	305	13,960
DaVita, Inc. (a)	563	54,763
Emeritus Corp. (a)	400	8,008
Express Scripts Holding Co. (a)	4,804	300,826
HCA Holdings, Inc.	13,557	387,052
Humana, Inc.	2,423	169,804
McKesson Corp.	2,340	203,837
MEDNAX, Inc. (a)	27	1,871
Quest Diagnostics, Inc.	800	48,376
Tenet Healthcare Corp. (a)	5,783	30,014
UnitedHealth Group, Inc.	5,358	290,939
WellPoint, Inc.	1,881	112,615
		1,732,430
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,402	52,098
Charles River Laboratories International, Inc. (a)	120	4,358
Life Technologies Corp. (a)	300	14,313
Thermo Fisher Scientific, Inc.	1,600	91,760
		162,529
Pharmaceuticals - 4.6%
Abbott Laboratories	4,596	301,222
Allergan, Inc.	900	77,517
AVANIR Pharmaceuticals Class A (a)	840	2,789
Biodelivery Sciences International, Inc. (a)	120	592
Bristol-Myers Squibb Co.	2,578	85,100
Cadence Pharmaceuticals, Inc. (a)	2,705	10,658
Cardiome Pharma Corp. (a)	1,600	525
Elan Corp. PLC sponsored ADR (a)	862	9,792
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	2,700	$ 121,257
Horizon Pharma, Inc. (a)	895	3,974
Horizon Pharma, Inc. warrants 2/28/17 (a)	172	88
Hospira, Inc. (a)	400	13,432
Impax Laboratories, Inc. (a)	150	3,551
Jazz Pharmaceuticals PLC (a)	80	3,641
Johnson & Johnson	9,780	659,465
Merck & Co., Inc.	13,146	565,935
Novo Nordisk A/S Series B	100	15,711
Pfizer, Inc.	29,100	694,326
Watson Pharmaceuticals, Inc. (a)	546	44,417
XenoPort, Inc. (a)	100	932
		2,614,924
TOTAL HEALTH CARE		6,714,528
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.4%
DigitalGlobe, Inc. (a)	170	3,531
GeoEye, Inc. (a)	856	22,966
Honeywell International, Inc.	6,012	351,401
L-3 Communications Holdings, Inc.	290	20,370
Lockheed Martin Corp.	925	84,305
Meggitt PLC	1,600	10,040
Northrop Grumman Corp.	2,838	189,834
Precision Castparts Corp.	757	121,938
Raytheon Co.	197	11,134
Rockwell Collins, Inc.	1,214	59,328
Textron, Inc.	3,476	92,879
The Boeing Co.	5,791	413,477
Ultra Electronics Holdings PLC	100	2,439
United Technologies Corp.	7,184	573,642
		1,957,284
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	500	28,305
Expeditors International of Washington, Inc.	300	10,983
FedEx Corp.	1,400	122,682
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc. (a)	438	$ 1,796
United Parcel Service, Inc. Class B	4,103	302,842
		466,608
Airlines - 0.1%
United Continental Holdings, Inc. (a)	2,000	36,900
Building Products - 0.1%
Armstrong World Industries, Inc.	47	2,067
Lennox International, Inc.	64	3,041
Owens Corning (a)	606	20,216
Quanex Building Products Corp.	335	5,863
		31,187
Commercial Services & Supplies - 0.3%
Cintas Corp.	800	32,336
Corrections Corp. of America	240	7,994
Multiplus SA	300	6,385
Republic Services, Inc.	313	8,654
Steelcase, Inc. Class A	645	6,257
Stericycle, Inc. (a)	1,100	100,672
Swisher Hygiene, Inc. (Canada) (a)	490	867
The Geo Group, Inc.	100	2,631
US Ecology, Inc.	100	1,880
		167,676
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	313	6,069
Fluor Corp.	803	41,355
Foster Wheeler AG (a)	760	16,644
MasTec, Inc. (a)	340	6,202
		70,270
Electrical Equipment - 0.6%
Alstom SA	208	7,407
AMETEK, Inc.	169	5,798
Cooper Industries PLC Class A	1,100	80,465
Emerson Electric Co.	3,681	186,700
GrafTech International Ltd. (a)	630	5,903
Hubbell, Inc. Class B	47	3,799
Prysmian SpA	600	10,045
Regal-Beloit Corp.	192	13,068
Roper Industries, Inc.	44	4,523
		317,708
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
3M Co.	2,700	$ 250,020
Danaher Corp.	5,200	278,564
General Electric Co.	28,710	594,584
Reunert Ltd.	300	2,541
Tyco International Ltd.	6,451	363,707
		1,489,416
Machinery - 1.2%
Actuant Corp. Class A	262	7,367
Caterpillar, Inc.	1,270	108,369
Colfax Corp. (a)	110	3,618
Cummins, Inc.	1,185	115,075
Deere & Co.	1,100	82,621
Dover Corp.	82	4,740
Fiat Industrial SpA	2,300	23,158
GEA Group AG	26	687
Illinois Tool Works, Inc.	160	9,486
Ingersoll-Rand PLC	2,911	136,118
Joy Global, Inc.	545	29,092
Manitowoc Co., Inc.	570	7,342
Oshkosh Truck Corp. (a)	100	2,534
Pall Corp.	400	22,204
Parker Hannifin Corp.	875	69,983
Stanley Black & Decker, Inc.	651	42,823
Timken Co.	100	4,016
Valmont Industries, Inc.	31	3,929
		673,162
Marine - 0.0%
Kirby Corp. (a)	39	2,053
Ultrapetrol (Bahamas) Ltd. (a)	600	444
		2,497
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	2,985	83,699
Randstad Holding NV	216	7,023
Robert Half International, Inc.	1,414	37,188
Towers Watson & Co.	792	43,021
		170,931
Road & Rail - 0.8%
CSX Corp.	7,598	170,651
J.B. Hunt Transport Services, Inc.	70	3,671
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	100	$ 7,246
QR National Ltd.	2,233	8,075
Union Pacific Corp.	2,424	294,371
Universal Truckload Services, Inc.	123	1,744
		485,758
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	43,090
Houston Wire & Cable Co.	221	2,424
Rush Enterprises, Inc. Class A (a)	185	3,152
W.W. Grainger, Inc.	100	20,596
		69,262
TOTAL INDUSTRIALS		5,938,659
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	742	4,304
Cisco Systems, Inc.	28,346	540,842
F5 Networks, Inc. (a)	305	29,734
Harris Corp.	10	470
Juniper Networks, Inc. (a)	6,600	115,104
Motorola Solutions, Inc.	150	7,149
Polycom, Inc. (a)	454	4,731
QUALCOMM, Inc.	7,091	435,813
Riverbed Technology, Inc. (a)	440	8,796
ViaSat, Inc. (a)	155	5,999
		1,152,942
Computers & Peripherals - 5.6%
Apple, Inc.	3,922	2,609,064
Dell, Inc.	22,000	232,980
EMC Corp. (a)	9,440	248,178
Gemalto NV	90	7,133
Lexmark International, Inc. Class A	100	2,171
NetApp, Inc. (a)	1,600	55,232
SanDisk Corp. (a)	500	20,610
Western Digital Corp. (a)	950	39,729
		3,215,097
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	9,217	561,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	212	$ 7,685
Avnet, Inc. (a)	376	12,111
Corning, Inc.	3,402	40,790
Flextronics International Ltd. (a)	297	1,999
Jabil Circuit, Inc.	164	3,736
Molex, Inc.	243	6,452
TE Connectivity Ltd.	236	8,300
		642,112
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	900	33,759
Baidu.com, Inc. sponsored ADR (a)	17	1,894
Cornerstone OnDemand, Inc. (a)	30	804
eBay, Inc. (a)	11,254	534,227
Facebook, Inc. Class A	1,116	20,177
Google, Inc. Class A (a)	1,152	789,224
QuinStreet, Inc. (a)	408	3,497
Velti PLC (a)	480	3,326
		1,386,908
IT Services - 2.7%
Accenture PLC Class A	2,213	136,321
Acxiom Corp. (a)	100	1,706
Amdocs Ltd.	127	4,094
Automatic Data Processing, Inc.	1,600	92,928
Cognizant Technology Solutions Corp. Class A (a)	307	19,734
EPAM Systems, Inc.	200	3,500
ExlService Holdings, Inc. (a)	132	3,402
Fidelity National Information Services, Inc.	276	8,694
Fiserv, Inc. (a)	102	7,274
Heartland Payment Systems, Inc.	60	1,823
IBM Corp.	3,369	656,450
Jack Henry & Associates, Inc.	20	739
MasterCard, Inc. Class A	635	268,542
Paychex, Inc.	400	13,304
Redecard SA	100	1,653
ServiceSource International, Inc. (a)	850	7,871
The Western Union Co.	3,700	65,157
Unisys Corp. (a)	563	11,896
Virtusa Corp. (a)	200	3,380
Visa, Inc. Class A	1,683	215,845
		1,524,313
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	5,024	$ 37,027
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	10,000	37,200
Analog Devices, Inc.	235	9,339
Applied Materials, Inc.	8,000	93,520
Applied Micro Circuits Corp. (a)	223	1,140
ASML Holding NV	585	33,210
Atmel Corp. (a)	13,800	81,834
Avago Technologies Ltd.	327	11,958
Broadcom Corp. Class A	1,600	56,848
Cirrus Logic, Inc. (a)	353	14,710
Cymer, Inc. (a)	280	15,876
Entropic Communications, Inc. (a)	490	2,661
Freescale Semiconductor Holdings I Ltd. (a)	941	9,419
Intel Corp.	9,770	242,589
Lam Research Corp. (a)	1,000	34,130
Linear Technology Corp.	12,014	396,762
LTX-Credence Corp. (a)	1,440	8,194
MagnaChip Semiconductor Corp. (a)	200	2,702
Marvell Technology Group Ltd.	4,000	40,720
Maxim Integrated Products, Inc.	354	9,608
Micron Technology, Inc. (a)	17,986	111,693
Monolithic Power Systems, Inc. (a)	200	4,312
NVIDIA Corp. (a)	2,100	29,463
NXP Semiconductors NV (a)	578	13,479
ON Semiconductor Corp. (a)	441	2,747
RF Micro Devices, Inc. (a)	2,312	8,670
Samsung Electronics Co. Ltd.	12	13,050
Skyworks Solutions, Inc. (a)	575	17,515
Spansion, Inc. Class A	255	2,915
Texas Instruments, Inc.	7,144	207,462
		1,513,726
Software - 3.0%
Adobe Systems, Inc. (a)	80	2,502
Autodesk, Inc. (a)	4,092	127,057
Check Point Software Technologies Ltd. (a)	513	23,644
Citrix Systems, Inc. (a)	232	18,024
Comverse Technology, Inc. (a)	2,046	12,276
Electronic Arts, Inc. (a)	940	12,530
JDA Software Group, Inc. (a)	142	4,374
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	24,800	$ 764,336
Nuance Communications, Inc. (a)	154	3,673
Opnet Technologies, Inc.	140	4,371
Oracle Corp.	18,921	598,850
Red Hat, Inc. (a)	1,400	78,456
salesforce.com, Inc. (a)	400	58,072
VMware, Inc. Class A (a)	25	2,226
		1,710,391
TOTAL INFORMATION TECHNOLOGY		11,182,516
MATERIALS - 4.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	400	33,032
Ashland, Inc.	82	6,038
Celanese Corp. Class A	1,100	42,086
Clariant AG (Reg.)	1,200	13,462
Dow Chemical Co.	1,500	43,965
E.I. du Pont de Nemours & Co.	1,480	73,630
Eastman Chemical Co.	1,328	73,385
Ecolab, Inc.	1,600	102,448
Kraton Performance Polymers, Inc. (a)	127	2,724
LyondellBasell Industries NV Class A	2,061	100,659
Monsanto Co.	3,215	280,059
PetroLogistics LP	560	7,162
Potash Corp. of Saskatchewan, Inc.	1,600	65,510
PPG Industries, Inc.	700	77,014
Praxair, Inc.	1,100	116,050
Sherwin-Williams Co.	700	100,156
Spartech Corp. (a)	737	3,729
The Mosaic Co.	1,655	95,841
W.R. Grace & Co. (a)	465	26,858
		1,263,808
Construction Materials - 0.3%
HeidelbergCement Finance AG	57	2,880
Martin Marietta Materials, Inc.	800	61,104
Vulcan Materials Co.	2,282	88,815
		152,799
Containers & Packaging - 0.5%
Ball Corp.	900	37,953
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Nampak Ltd.	1,800	$ 5,794
Packaging Corp. of America	7,460	238,869
Rock-Tenn Co. Class A	100	6,677
		289,293
Metals & Mining - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	150	7,245
Avion Gold Corp. (a)	986	700
Commercial Metals Co.	653	8,319
Copper Mountain Mining Corp. (a)	300	797
First Quantum Minerals Ltd.	142	2,736
Freeport-McMoRan Copper & Gold, Inc.	5,466	197,377
Goldcorp, Inc.	231	9,484
Iluka Resources Ltd.	124	1,179
Newcrest Mining Ltd.	161	4,100
Newmont Mining Corp.	1,300	65,884
Nucor Corp.	1,400	52,710
Randgold Resources Ltd. sponsored ADR	159	16,372
Turquoise Hill Resources Ltd. (a)	1,650	13,257
United States Steel Corp.	1,300	25,285
		405,445
Paper & Forest Products - 0.3%
International Paper Co.	5,586	193,052
TOTAL MATERIALS		2,304,397
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	18,700	685,168
CenturyLink, Inc.	333	14,073
Frontier Communications Corp.	561	2,592
PT Telkomunikasi Indonesia Tbk sponsored ADR	123	4,748
Verizon Communications, Inc.	4,600	197,524
		904,105
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	3,471	88,823
Crown Castle International Corp. (a)	1,500	95,190
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	240	$ 14,347
Sprint Nextel Corp. (a)	19,000	92,150
		290,510
TOTAL TELECOMMUNICATION SERVICES		1,194,615
UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,700	73,083
Duke Energy Corp.	5,325	344,954
Edison International	1,277	55,920
Entergy Corp.	1,800	122,544
Exelon Corp.	2,700	98,469
FirstEnergy Corp.	2,000	87,400
NextEra Energy, Inc.	280	18,847
Northeast Utilities	370	13,938
		815,155
Gas Utilities - 0.0%
Atmos Energy Corp.	100	3,494
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	2,900	50,895
NRG Energy, Inc.	4,500	96,030
The AES Corp.	20,812	237,049
		383,974
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	2,500	50,975
CMS Energy Corp.	74	1,707
PG&E Corp.	1,990	86,386
Sempra Energy	1,810	119,822
TECO Energy, Inc.	1,900	32,984
		291,874
TOTAL UTILITIES		1,494,497
TOTAL COMMON STOCKS (Cost $48,356,808)		54,416,958
Preferred Stocks - 0.0%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	96	$ 8,900
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(f)	1,000	3,400
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	100	5,582
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	41	2,558
TOTAL CONVERTIBLE PREFERRED STOCKS		20,440
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	8	1,413
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	133	10,052
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,465
TOTAL PREFERRED STOCKS (Cost $30,816)		31,905
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f)	$ 5,000	3,694
MATERIALS - 0.0%
Metals & Mining - 0.0%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (d)(f)	5,000	5,186
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c)	$ 2,000	$ 1,445
TOTAL CONVERTIBLE BONDS (Cost $11,047)		10,325
Equity Funds - 0.9%
	Shares
Sector Funds - 0.9%
Vanguard Consumer Staples ETF (Cost $498,660)	5,890	530,984
Money Market Funds - 3.9%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $2,214,172)	2,214,172	2,214,172
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $51,111,503)		57,204,344
NET OTHER ASSETS (LIABILITIES) - 0.2%		97,331
NET ASSETS - 100%		$ 57,301,675
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 1,264,590	$ 113,958

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,506 or 0.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,280 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,000
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 5,186
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 3,400
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,841,116	$ 6,841,116	$ -	$ -
Consumer Staples	5,229,261	5,207,128	22,133	-
Energy	5,402,640	5,402,640	-	-
Financials	8,135,094	8,127,955	7,139	-
Health Care	6,717,928	6,698,729	15,799	3,400
Industrials	5,944,241	5,944,241	-	-
Information Technology	11,185,074	11,185,074	-	-
Materials	2,304,397	2,304,397	-	-
Telecommunication Services	1,194,615	1,194,615	-	-
Utilities	1,494,497	1,494,497	-	-
Corporate Bonds	10,325	-	5,139	5,186
Equity Funds	530,984	530,984	-	-
Money Market Funds	2,214,172	2,214,172	-	-
Total Investments in Securities:	$ 57,204,344	$ 57,145,548	$ 50,210	$ 8,586
Derivative Instruments:
Assets
Futures Contracts	$ 113,958	$ 113,958	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $51,206,034. Net unrealized appreciation aggregated $5,998,310, of which $7,044,223 related to appreciated investment securities and $1,045,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2012

1.907407.102

SGF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.6%
BorgWarner, Inc. (a)	493,800	$ 33,963,564
TRW Automotive Holdings Corp. (a)	282,900	12,365,559
		46,329,123
Automobiles - 0.3%
General Motors Co. (a)	552,720	11,800,572
Harley-Davidson, Inc.	278,150	11,671,174
		23,471,746
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	306,673	4,262,755
Weight Watchers International, Inc.	215,546	10,296,632
		14,559,387
Hotels, Restaurants & Leisure - 3.4%
Dunkin' Brands Group, Inc.	226,257	6,590,866
Las Vegas Sands Corp.	1,152,800	48,867,192
McDonald's Corp.	600,220	53,713,688
Panera Bread Co. Class A (a)	78,200	12,113,180
Starbucks Corp.	1,522,023	75,507,561
Starwood Hotels & Resorts Worldwide, Inc.	60,273	3,322,850
Wyndham Worldwide Corp.	270,200	14,088,228
Wynn Resorts Ltd.	263,223	27,156,717
Yum! Brands, Inc.	435,350	27,740,502
		269,100,784
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	286,680	71,162,576
Expedia, Inc.	128,760	6,613,114
Groupon, Inc. Class A (a)	1,210,871	5,025,115
Priceline.com, Inc. (a)	42,250	25,543,083
TripAdvisor, Inc.	183,274	6,128,683
		114,472,571
Media - 2.4%
CBS Corp. Class B	2,532,950	92,047,403
DIRECTV (a)	127,200	6,625,848
Legend Pictures LLC (d)(e)	2,783	2,975,389
McGraw-Hill Companies, Inc.	189,685	9,711,872
Morningstar, Inc.	126,523	7,516,731
Omnicom Group, Inc.	333,830	17,148,847
The Walt Disney Co.	408,500	20,208,495
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	274,800	$ 24,407,736
Viacom, Inc. Class B (non-vtg.)	264,390	13,222,144
		193,864,465
Multiline Retail - 0.9%
Dollar General Corp. (a)	600,550	30,670,089
Dollar Tree, Inc. (a)	342,852	16,515,181
Macy's, Inc.	447,300	18,030,663
Target Corp.	89,000	5,704,010
		70,919,943
Specialty Retail - 3.3%
AutoZone, Inc. (a)	133,100	48,134,284
Best Buy Co., Inc.	252,580	4,480,769
Foot Locker, Inc.	397,900	13,755,403
Home Depot, Inc.	1,189,500	67,504,125
Limited Brands, Inc.	254,850	12,385,710
O'Reilly Automotive, Inc. (a)	277,300	23,556,635
Ross Stores, Inc.	417,700	28,900,663
TJX Companies, Inc.	1,206,920	55,264,867
Ulta Salon, Cosmetics & Fragrance, Inc.	149,800	14,081,200
		268,063,656
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	288,000	16,741,440
Michael Kors Holdings Ltd.	313,300	16,902,535
NIKE, Inc. Class B	85,910	8,364,198
Ralph Lauren Corp.	77,400	12,279,510
Under Armour, Inc. Class A (sub. vtg.) (a)	203,100	11,822,451
		66,110,134
TOTAL CONSUMER DISCRETIONARY		1,066,891,809
CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Beam, Inc.	224,500	13,101,820
Monster Beverage Corp. (a)	162,139	9,554,851
PepsiCo, Inc.	705,630	51,108,781
The Coca-Cola Co.	697,620	26,090,988
		99,856,440
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	178,800	$ 17,499,156
CVS Caremark Corp.	1,653,700	75,326,035
Kroger Co.	686,600	15,297,448
Wal-Mart Stores, Inc.	521,900	37,889,940
		146,012,579
Food Products - 1.0%
DE Master Blenders 1753 NV (a)	1,004,076	11,826,046
Kellogg Co.	211,110	10,692,722
Kraft Foods, Inc. Class A	893,950	37,125,749
Mead Johnson Nutrition Co. Class A	319,358	23,418,522
		83,063,039
Household Products - 0.4%
Colgate-Palmolive Co.	146,450	15,569,100
Energizer Holdings, Inc.	190,200	13,104,780
		28,673,880
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	576,716	34,574,124
Tobacco - 2.0%
Philip Morris International, Inc.	1,738,900	155,283,770
TOTAL CONSUMER STAPLES		547,463,832
ENERGY - 4.3%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	487,930	26,694,650
Core Laboratories NV	56,740	6,933,061
FMC Technologies, Inc. (a)	500,400	23,438,736
National Oilwell Varco, Inc.	720,148	56,747,662
Oceaneering International, Inc.	143,300	7,672,282
Schlumberger Ltd.	1,056,427	76,464,186
		197,950,577
Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	369,100	15,284,431
Chevron Corp.	211,630	23,736,421
Concho Resources, Inc. (a)	190,000	17,050,600
Denbury Resources, Inc. (a)	1,079,990	16,729,045
Marathon Petroleum Corp.	198,400	10,267,200
Occidental Petroleum Corp.	227,960	19,378,880
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	443,806	$ 28,931,713
Ultra Petroleum Corp. (a)	244,393	5,024,720
Valero Energy Corp.	258,200	8,071,332
		144,474,342
TOTAL ENERGY		342,424,919
FINANCIALS - 4.2%
Capital Markets - 1.4%
BlackRock, Inc. Class A	94,900	16,737,513
Charles Schwab Corp.	1,229,690	16,588,518
Franklin Resources, Inc.	207,300	24,337,020
Greenhill & Co., Inc.	88,064	3,843,994
T. Rowe Price Group, Inc.	485,066	29,802,455
TD Ameritrade Holding Corp.	1,322,910	22,634,990
		113,944,490
Commercial Banks - 0.4%
Regions Financial Corp.	2,392,200	16,649,712
Wells Fargo & Co.	439,570	14,958,567
		31,608,279
Consumer Finance - 0.6%
Capital One Financial Corp.	363,700	20,559,961
Discover Financial Services	676,500	26,200,845
		46,760,806
Diversified Financial Services - 0.6%
CME Group, Inc.	235,250	12,915,225
IntercontinentalExchange, Inc. (a)	181,339	24,789,041
MSCI, Inc. Class A (a)	415,875	14,588,895
		52,293,161
Insurance - 0.6%
Allstate Corp.	555,600	20,712,768
Everest Re Group Ltd.	96,864	10,040,922
Fidelity National Financial, Inc. Class A	263,500	4,964,340
Progressive Corp.	444,130	8,673,859
		44,391,889
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
American Tower Corp.	699,350	$ 49,234,240
TOTAL FINANCIALS		338,232,865
HEALTH CARE - 8.8%
Biotechnology - 1.8%
Amgen, Inc.	374,500	31,428,040
Biogen Idec, Inc. (a)	185,100	27,133,809
Celgene Corp. (a)	349,800	25,199,592
Gilead Sciences, Inc. (a)	1,006,100	58,041,909
Ironwood Pharmaceuticals, Inc. Class A (a)	280,859	3,519,163
		145,322,513
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	357,290	20,965,777
Covidien PLC	365,000	20,458,250
Edwards Lifesciences Corp. (a)	198,000	20,217,780
IDEXX Laboratories, Inc. (a)	105,106	9,991,376
Intuitive Surgical, Inc. (a)	65,465	32,195,032
Medtronic, Inc.	556,670	22,634,202
The Cooper Companies, Inc.	127,300	10,674,105
		137,136,522
Health Care Providers & Services - 2.4%
Aetna, Inc.	404,800	15,548,368
Cardinal Health, Inc.	183,700	7,265,335
CIGNA Corp.	303,400	13,886,618
Express Scripts Holding Co. (a)	1,001,340	62,703,911
McKesson Corp.	222,900	19,416,819
Qualicorp SA (a)	887,051	8,718,000
UnitedHealth Group, Inc.	1,058,000	57,449,400
WellPoint, Inc.	187,110	11,202,276
		196,190,727
Health Care Technology - 0.4%
athenahealth, Inc. (a)	114,384	10,108,114
Cerner Corp. (a)	283,800	20,757,132
		30,865,246
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	310,171	13,051,996
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Mettler-Toledo International, Inc. (a)	20,100	$ 3,318,711
Techne Corp.	100,706	6,905,410
		23,276,117
Pharmaceuticals - 2.2%
Allergan, Inc.	282,909	24,366,952
Endo Pharmaceuticals Holdings, Inc. (a)	453,000	14,414,460
Johnson & Johnson	324,800	21,901,264
Merck & Co., Inc.	677,820	29,180,151
Perrigo Co.	81,100	8,918,567
Pfizer, Inc.	1,198,320	28,591,915
Shire PLC sponsored ADR	190,300	17,229,762
Valeant Pharmaceuticals International, Inc.:
(Canada) (a)	3,528	180,632
(United States) (a)	145,441	7,456,760
Watson Pharmaceuticals, Inc. (a)	263,500	21,435,725
		173,676,188
TOTAL HEALTH CARE		706,467,313
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	549,210	32,101,325
L-3 Communications Holdings, Inc.	140,100	9,840,624
Precision Castparts Corp.	475,841	76,648,468
The Boeing Co.	678,700	48,459,180
United Technologies Corp.	635,520	50,746,272
		217,795,869
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	246,587	9,027,550
United Parcel Service, Inc. Class B	227,910	16,822,037
		25,849,587
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	335,922	5,744,266
Edenred SA	642,497	17,164,739
Stericycle, Inc. (a)	225,749	20,660,548
		43,569,553
Construction & Engineering - 0.3%
Fluor Corp.	480,650	24,753,475
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	257,249	$ 7,725,187
Industrial Conglomerates - 1.0%
Danaher Corp.	1,302,299	69,764,157
Tyco International Ltd.	125,300	7,064,414
		76,828,571
Machinery - 1.3%
Caterpillar, Inc.	570,320	48,665,406
Cummins, Inc.	101,150	9,822,677
Illinois Tool Works, Inc.	311,000	18,439,190
Parker Hannifin Corp.	177,470	14,194,051
Timken Co.	253,000	10,160,480
		101,281,804
Professional Services - 0.8%
Equifax, Inc.	178,631	8,177,727
IHS, Inc. Class A (a)	101,479	11,572,665
Intertek Group PLC	320,618	14,330,976
Towers Watson & Co.	196,500	10,673,880
Verisk Analytics, Inc. (a)	335,554	16,281,080
		61,036,328
Road & Rail - 1.4%
CSX Corp.	606,160	13,614,354
Kansas City Southern	316,500	24,474,945
Union Pacific Corp.	588,700	71,491,728
		109,581,027
Trading Companies & Distributors - 0.1%
Fastenal Co.	177,000	7,626,930
TOTAL INDUSTRIALS		676,048,331
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	696,090	13,281,397
Motorola Solutions, Inc.	377,786	18,005,281
QUALCOMM, Inc.	2,392,130	147,020,310
Research In Motion Ltd. (a)	245,988	1,645,660
		179,952,648
Computers & Peripherals - 7.8%
Apple, Inc.	825,409	549,095,083
Dell, Inc.	1,112,100	11,777,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,174,500	$ 30,877,605
NCR Corp. (a)	633,800	14,190,782
Western Digital Corp. (a)	337,100	14,097,522
		620,038,131
Electronic Equipment & Components - 0.2%
Avnet, Inc. (a)	211,700	6,818,857
Jabil Circuit, Inc.	473,700	10,790,886
		17,609,743
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	272,876	10,235,579
Baidu.com, Inc. sponsored ADR (a)	118,800	13,239,072
Dropbox, Inc. (e)	314,762	2,848,313
eBay, Inc. (a)	883,430	41,936,422
Google, Inc. Class A (a)	336,357	230,434,817
LinkedIn Corp. (a)	130,055	13,954,902
MercadoLibre, Inc.	68,758	5,471,762
SINA Corp. (a)	48,004	2,693,024
VeriSign, Inc. (a)	338,400	16,134,912
Yandex NV (a)	490,776	10,365,189
YouKu.com, Inc. ADR (a)	333,047	5,591,859
		352,905,851
IT Services - 5.4%
Alliance Data Systems Corp. (a)	128,900	17,743,085
Cognizant Technology Solutions Corp. Class A (a)	711,800	45,754,504
Fiserv, Inc. (a)	199,400	14,219,214
Gartner, Inc. Class A (a)	252,272	12,459,714
IBM Corp.	380,200	74,081,970
MasterCard, Inc. Class A	225,680	95,440,072
Teradata Corp. (a)	215,900	16,490,442
The Western Union Co.	535,100	9,423,111
Visa, Inc. Class A	1,165,150	149,430,488
		435,042,600
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,221,900	45,613,527
ASML Holding NV	143,250	8,132,303
Broadcom Corp. Class A	1,030,999	36,631,394
First Solar, Inc. (a)	174,135	3,480,959
Intel Corp.	263,200	6,535,256
KLA-Tencor Corp.	285,400	14,643,874
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LSI Corp. (a)	1,820,500	$ 14,181,695
Microchip Technology, Inc.	774,657	26,919,331
		156,138,339
Software - 4.3%
Adobe Systems, Inc. (a)	687,200	21,488,744
Cadence Design Systems, Inc. (a)	554,000	7,312,800
Citrix Systems, Inc. (a)	212,201	16,485,896
FactSet Research Systems, Inc.	84,362	7,784,082
Intuit, Inc.	758,750	44,417,225
Microsoft Corp.	1,762,600	54,323,332
Oracle Corp.	2,288,780	72,439,887
Red Hat, Inc. (a)	149,861	8,398,210
salesforce.com, Inc. (a)	368,285	53,467,616
Solera Holdings, Inc.	245,873	10,112,756
Synopsys, Inc. (a)	504,900	16,676,847
TIBCO Software, Inc. (a)	504,100	15,082,672
VMware, Inc. Class A (a)	174,386	15,527,329
Zynga, Inc.	1,129,160	3,161,648
		346,679,044
TOTAL INFORMATION TECHNOLOGY		2,108,366,356
MATERIALS - 3.6%
Chemicals - 3.2%
Ashland, Inc.	553,090	40,724,017
CF Industries Holdings, Inc.	46,700	9,667,367
Eastman Chemical Co.	267,000	14,754,420
Ecolab, Inc.	363,800	23,294,114
Intrepid Potash, Inc. (a)	255,787	5,737,302
Monsanto Co.	1,392,343	121,286,999
PPG Industries, Inc.	285,350	31,394,207
Rockwood Holdings, Inc.	168,757	7,988,956
		254,847,382
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	72,893	5,567,567
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	333,970	12,059,657
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Lynas Corp. Ltd. (a)	1,907,466	$ 1,261,247
Molycorp, Inc. (a)	213,607	2,458,617
		15,779,521
Paper & Forest Products - 0.1%
Domtar Corp.	112,600	8,156,744
TOTAL MATERIALS		284,351,214
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	457,800	19,657,932
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	325,400	20,649,884
SBA Communications Corp. Class A (a)	287,300	17,174,794
		37,824,678
TOTAL TELECOMMUNICATION SERVICES		57,482,610
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners LP	543,301	18,570,028
TOTAL COMMON STOCKS (Cost $4,977,003,229)		6,146,299,277
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (e)	296,161	906,253
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $906,253)		906,253
Equity Funds - 16.9%

Large Growth Funds - 16.9%
ASTON/Montag & Caldwell Growth Fund Class N	27,874,584	716,376,820
Columbia Select Large Cap Growth Fund Class Z (a)	11,256,944	150,392,770
Fidelity Growth Company Fund (c)	4,404,414	423,572,529
Equity Funds - continued
	Shares	Value
Large Growth Funds - continued
iShares Russell 1000 Growth Index ETF	79,848	$ 5,270,766
PRIMECAP Odyssey Growth Fund	3,263,894	55,486,204
TOTAL EQUITY FUNDS (Cost $1,176,777,805)		1,351,099,089
Money Market Funds - 5.9%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $470,592,567)	470,592,567	470,592,567
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,625,279,854)		7,968,897,186
NET OTHER ASSETS (LIABILITIES) - 0.3%		24,584,310
NET ASSETS - 100%		$ 7,993,481,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,242 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 298,021,710	$ 26,856,102

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,729,955 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Legend Pictures LLC	3/8/12	$ 2,975,389
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 392,697,584	$ -	$ -	$ -	$ 423,572,529
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,066,891,809	$ 1,063,916,420	$ -	$ 2,975,389
Consumer Staples	547,463,832	547,463,832	-	-
Energy	342,424,919	342,424,919	-	-
Financials	338,232,865	338,232,865	-	-
Health Care	706,467,313	706,467,313	-	-
Industrials	676,048,331	676,048,331	-	-
Information Technology	2,109,272,609	2,105,518,043	-	3,754,566
Materials	284,351,214	284,351,214	-	-
Telecommunication Services	57,482,610	57,482,610	-	-
Utilities	18,570,028	18,570,028	-	-
Equity Funds	1,351,099,089	1,351,099,089	-	-
Money Market Funds	470,592,567	470,592,567	-	-
Total Investments in Securities:	$ 7,968,897,186	$ 7,962,167,231	$ -	$ 6,729,955
Derivative Instruments:
Assets
Futures Contracts	$ 26,856,102	$ 26,856,102	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $6,637,322,883. Net unrealized appreciation aggregated $1,331,574,303, of which $1,438,545,669 related to appreciated investment securities and $106,971,366 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

August 31, 2012

1.931559.100

MMG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.7%
BorgWarner, Inc. (a)	4,240	$ 291,627
TRW Automotive Holdings Corp. (a)	2,630	114,957
		406,584
Automobiles - 0.4%
General Motors Co. (a)	5,120	109,312
Harley-Davidson, Inc.	2,370	99,445
		208,757
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,543	21,448
Weight Watchers International, Inc.	1,101	52,595
		74,043
Hotels, Restaurants & Leisure - 4.1%
Dunkin' Brands Group, Inc.	1,177	34,286
Las Vegas Sands Corp.	9,860	417,965
McDonald's Corp.	5,280	472,507
Panera Bread Co. Class A (a)	670	103,783
Starbucks Corp.	12,910	640,465
Starwood Hotels & Resorts Worldwide, Inc.	520	28,668
Wyndham Worldwide Corp.	2,315	120,704
Wynn Resorts Ltd.	2,230	230,069
Yum! Brands, Inc.	3,670	233,852
		2,282,299
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	2,460	610,646
Expedia, Inc.	1,200	61,632
Groupon, Inc. Class A (a)	6,080	25,232
Priceline.com, Inc. (a)	375	226,714
TripAdvisor, Inc.	1,570	52,501
		976,725
Media - 2.9%
CBS Corp. Class B	21,625	785,853
DIRECTV (a)	1,071	55,788
McGraw-Hill Companies, Inc.	987	50,534
Morningstar, Inc.	658	39,092
Omnicom Group, Inc.	3,100	159,247
The Walt Disney Co.	3,500	173,145
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	2,331	$ 207,039
Viacom, Inc. Class B (non-vtg.)	2,450	122,525
		1,593,223
Multiline Retail - 1.0%
Dollar General Corp. (a)	5,260	268,628
Dollar Tree, Inc. (a)	2,250	108,383
Macy's, Inc.	3,757	151,445
Target Corp.	760	48,708
		577,164
Specialty Retail - 4.2%
AutoZone, Inc. (a)	1,132	409,376
Best Buy Co., Inc.	2,330	41,334
Foot Locker, Inc.	3,409	117,849
Home Depot, Inc.	10,696	606,998
Limited Brands, Inc.	2,170	105,462
O'Reilly Automotive, Inc. (a)	2,406	204,390
Ross Stores, Inc.	3,492	241,611
TJX Companies, Inc.	10,875	497,966
Ulta Salon, Cosmetics & Fragrance, Inc.	1,300	122,200
		2,347,186
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	2,500	145,325
Michael Kors Holdings Ltd.	2,700	145,665
NIKE, Inc. Class B	730	71,073
Ralph Lauren Corp.	700	111,055
Under Armour, Inc. Class A (sub. vtg.) (a)	1,740	101,285
		574,403
TOTAL CONSUMER DISCRETIONARY		9,040,384
CONSUMER STAPLES - 8.5%
Beverages - 1.6%
Beam, Inc.	1,910	111,468
Monster Beverage Corp. (a)	1,365	80,439
PepsiCo, Inc.	6,490	470,071
The Coca-Cola Co.	5,920	221,408
		883,386
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,500	146,805
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	14,538	$ 662,206
Kroger Co.	5,870	130,784
Wal-Mart Stores, Inc.	4,470	324,522
		1,264,317
Food Products - 1.2%
DE Master Blenders 1753 NV (a)	5,047	59,444
Hillshire Brands Co.	1	21
Kellogg Co.	1,960	99,274
Kraft Foods, Inc. Class A	8,078	335,479
Mead Johnson Nutrition Co. Class A	2,395	175,625
		669,843
Household Products - 0.4%
Colgate-Palmolive Co.	1,250	132,888
Energizer Holdings, Inc.	1,602	110,378
		243,266
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	4,900	293,755
Tobacco - 2.5%
Philip Morris International, Inc.	15,317	1,367,808
TOTAL CONSUMER STAPLES		4,722,375
ENERGY - 5.2%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	4,410	241,271
Core Laboratories NV	500	61,095
FMC Technologies, Inc. (a)	4,300	201,412
National Oilwell Varco, Inc.	6,130	483,044
Oceaneering International, Inc.	1,255	67,193
Schlumberger Ltd.	8,930	646,353
		1,700,368
Oil, Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.	3,200	132,512
Chevron Corp.	1,960	219,834
Concho Resources, Inc. (a)	1,600	143,584
Denbury Resources, Inc. (a)	10,010	155,055
Marathon Petroleum Corp.	1,700	87,975
Occidental Petroleum Corp.	2,110	179,371
Range Resources Corp.	3,224	210,173
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,271	$ 26,132
Valero Energy Corp.	2,180	68,147
		1,222,783
TOTAL ENERGY		2,923,151
FINANCIALS - 5.1%
Capital Markets - 1.8%
BlackRock, Inc. Class A	800	141,096
Charles Schwab Corp.	11,440	154,326
Franklin Resources, Inc.	1,800	211,320
Greenhill & Co., Inc.	458	19,992
T. Rowe Price Group, Inc.	4,140	254,362
TD Ameritrade Holding Corp.	11,820	202,240
		983,336
Commercial Banks - 0.5%
Regions Financial Corp.	20,485	142,576
Wells Fargo & Co.	4,090	139,183
		281,759
Consumer Finance - 0.7%
Capital One Financial Corp.	3,211	181,518
Discover Financial Services	5,697	220,645
		402,163
Diversified Financial Services - 0.7%
CME Group, Inc.	2,200	120,780
IntercontinentalExchange, Inc. (a)	1,432	195,754
MSCI, Inc. Class A (a)	2,117	74,264
		390,798
Insurance - 0.6%
Allstate Corp.	4,760	177,453
Everest Re Group Ltd.	831	86,141
Fidelity National Financial, Inc. Class A	2,200	41,448
Progressive Corp.	2,316	45,231
		350,273
Real Estate Investment Trusts - 0.8%
American Tower Corp.	6,010	423,104
TOTAL FINANCIALS		2,831,433
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.6%
Biotechnology - 2.2%
Amgen, Inc.	3,208	$ 269,215
Biogen Idec, Inc. (a)	1,500	219,885
Celgene Corp. (a)	3,000	216,120
Gilead Sciences, Inc. (a)	9,037	521,345
Ironwood Pharmaceuticals, Inc. Class A (a)	1,461	18,306
		1,244,871
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	3,320	194,818
Covidien PLC	3,700	207,385
Edwards Lifesciences Corp. (a)	1,600	163,376
IDEXX Laboratories, Inc. (a)	547	51,998
Intuitive Surgical, Inc. (a)	448	220,322
Medtronic, Inc.	5,180	210,619
The Cooper Companies, Inc.	1,090	91,397
		1,139,915
Health Care Providers & Services - 3.0%
Aetna, Inc.	3,409	130,940
Cardinal Health, Inc.	1,547	61,184
CIGNA Corp.	2,624	120,100
Express Scripts Holding Co. (a)	8,880	556,066
McKesson Corp.	1,878	163,593
Qualicorp SA (a)	4,615	45,357
UnitedHealth Group, Inc.	9,057	491,795
WellPoint, Inc.	1,740	104,174
		1,673,209
Health Care Technology - 0.4%
athenahealth, Inc. (a)	596	52,669
Cerner Corp. (a)	2,500	182,850
		235,519
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,617	68,043
Mettler-Toledo International, Inc. (a)	170	28,069
Techne Corp.	524	35,931
		132,043
Pharmaceuticals - 2.7%
Allergan, Inc.	2,410	207,573
Endo Pharmaceuticals Holdings, Inc. (a)	3,816	121,425
Johnson & Johnson	2,770	186,781
Merck & Co., Inc.	6,140	264,327
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	800	$ 87,976
Pfizer, Inc.	11,140	265,800
Shire PLC sponsored ADR	1,600	144,864
Valeant Pharmaceuticals International, Inc. (Canada) (a)	777	39,782
Watson Pharmaceuticals, Inc. (a)	2,260	183,851
		1,502,379
TOTAL HEALTH CARE		5,927,936
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	5,100	298,095
L-3 Communications Holdings, Inc.	1,200	84,288
Precision Castparts Corp.	4,090	658,817
The Boeing Co.	5,805	414,477
United Technologies Corp.	5,660	451,951
		1,907,628
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	1,255	45,946
United Parcel Service, Inc. Class B	2,110	155,739
		201,685
Commercial Services & Supplies - 0.4%
Edenred SA	3,344	89,337
Stericycle, Inc. (a)	1,506	137,829
		227,166
Construction & Engineering - 0.4%
Fluor Corp.	4,170	214,755
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	1,343	40,330
Industrial Conglomerates - 1.2%
Danaher Corp.	11,090	594,091
Tyco International Ltd.	1,102	62,131
		656,222
Machinery - 1.6%
Caterpillar, Inc.	5,150	439,450
Cummins, Inc.	940	91,283
Illinois Tool Works, Inc.	2,600	154,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	1,650	$ 131,967
Timken Co.	2,131	85,581
		902,435
Professional Services - 0.7%
Equifax, Inc.	1,534	70,227
IHS, Inc. Class A (a)	510	58,160
Intertek Group PLC	1,661	74,243
Towers Watson & Co.	1,655	89,900
Verisk Analytics, Inc. (a)	1,708	82,872
		375,402
Road & Rail - 1.7%
CSX Corp.	5,620	126,225
Kansas City Southern	2,690	208,018
Union Pacific Corp.	4,975	604,164
		938,407
Trading Companies & Distributors - 0.1%
Fastenal Co.	923	39,772
TOTAL INDUSTRIALS		5,503,802
INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	6,450	123,066
Motorola Solutions, Inc.	1,961	93,461
QUALCOMM, Inc.	20,740	1,274,680
Research In Motion Ltd. (a)	1,238	8,282
		1,499,489
Computers & Peripherals - 9.7%
Apple, Inc.	7,193	4,785,067
Dell, Inc.	9,387	99,408
EMC Corp. (a)	10,200	268,158
NCR Corp. (a)	5,412	121,175
Western Digital Corp. (a)	2,878	120,358
		5,394,166
Electronic Equipment & Components - 0.3%
Avnet, Inc. (a)	1,807	58,203
Jabil Circuit, Inc.	4,050	92,259
		150,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	1,420	$ 53,264
Baidu.com, Inc. sponsored ADR (a)	1,000	111,440
Dropbox, Inc. (c)	1,585	14,343
eBay, Inc. (a)	7,910	375,488
Google, Inc. Class A (a)	2,954	2,023,756
LinkedIn Corp. (a)	678	72,749
MercadoLibre, Inc.	358	28,490
SINA Corp. (a)	241	13,520
VeriSign, Inc. (a)	2,900	138,272
Yandex NV (a)	2,531	53,455
YouKu.com, Inc. ADR (a)	1,732	29,080
		2,913,857
IT Services - 6.6%
Alliance Data Systems Corp. (a)	1,105	152,103
Cognizant Technology Solutions Corp. Class A (a)	6,290	404,321
Fiserv, Inc. (a)	1,678	119,658
Gartner, Inc. Class A (a)	1,315	64,948
IBM Corp.	3,236	630,535
MasterCard, Inc. Class A	1,925	814,083
Teradata Corp. (a)	1,850	141,303
The Western Union Co.	4,516	79,527
Visa, Inc. Class A	9,850	1,263,263
		3,669,741
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	10,420	388,979
ASML Holding NV	1,220	69,259
Broadcom Corp. Class A	9,330	331,495
First Solar, Inc. (a)	880	17,591
Intel Corp.	2,255	55,992
KLA-Tencor Corp.	2,445	125,453
LSI Corp. (a)	15,575	121,329
Microchip Technology, Inc.	6,590	229,003
		1,339,101
Software - 5.1%
Adobe Systems, Inc. (a)	6,370	199,190
Cadence Design Systems, Inc. (a)	4,730	62,436
Citrix Systems, Inc. (a)	1,505	116,923
FactSet Research Systems, Inc.	439	40,507
Intuit, Inc.	6,510	381,095
Microsoft Corp.	15,061	464,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	20,524	$ 649,585
Red Hat, Inc. (a)	782	43,823
salesforce.com, Inc. (a)	2,946	427,700
Solera Holdings, Inc.	1,282	52,729
Synopsys, Inc. (a)	4,252	140,444
TIBCO Software, Inc. (a)	4,214	126,083
VMware, Inc. Class A (a)	1,490	132,670
Zynga, Inc.	5,847	16,372
		2,853,737
TOTAL INFORMATION TECHNOLOGY		17,820,553
MATERIALS - 4.3%
Chemicals - 3.9%
Ashland, Inc.	5,017	369,402
CF Industries Holdings, Inc.	400	82,804
E.I. du Pont de Nemours & Co.	2	100
Eastman Chemical Co.	2,285	126,269
Ecolab, Inc.	3,100	198,493
Intrepid Potash, Inc. (a)	1,331	29,854
Monsanto Co.	12,137	1,057,254
PPG Industries, Inc.	2,515	276,700
Rockwood Holdings, Inc.	878	41,565
		2,182,441
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	379	28,948
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,101	111,977
Lynas Corp. Ltd. (a)	9,924	6,562
Molycorp, Inc. (a)	1,111	12,788
		131,327
Paper & Forest Products - 0.1%
Domtar Corp.	978	70,846
TOTAL MATERIALS		2,413,562
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	3,885	166,822
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	2,770	$ 175,784
SBA Communications Corp. Class A (a)	2,500	149,450
		325,234
TOTAL TELECOMMUNICATION SERVICES		492,056
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners LP	2,733	93,414
TOTAL COMMON STOCKS (Cost $45,904,507)		51,768,666
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (c)	1,489	4,556
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,556)		4,556
Equity Funds - 3.1%

Large Growth Funds - 0.3%
iShares Russell 1000 Growth Index ETF	2,248	148,390
Sector Funds - 2.8%
Vanguard Consumer Staples ETF	17,500	1,577,625
TOTAL EQUITY FUNDS (Cost $1,624,584)		1,726,015
Money Market Funds - 3.9%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $2,195,893)	2,195,893	$ 2,195,893
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $49,729,540)		55,695,130
NET OTHER ASSETS (LIABILITIES) - 0.1%		44,210
NET ASSETS - 100%		$ 55,739,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 913,315	$ 82,303

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,899 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,343
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,040,384	$ 9,040,384	$ -	$ -
Consumer Staples	4,722,375	4,722,375	-	-
Energy	2,923,151	2,923,151	-	-
Financials	2,831,433	2,831,433	-	-
Health Care	5,927,936	5,927,936	-	-
Industrials	5,503,802	5,503,802	-	-
Information Technology	17,825,109	17,806,210	-	18,899
Materials	2,413,562	2,413,562	-	-
Telecommunication Services	492,056	492,056	-	-
Utilities	93,414	93,414	-	-
Equity Funds	1,726,015	1,726,015	-	-
Money Market Funds	2,195,893	2,195,893	-	-
Total Investments in Securities:	$ 55,695,130	$ 55,676,231	$ -	$ 18,899
Derivative Instruments:
Assets
Futures Contracts	$ 82,303	$ 82,303	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $49,812,519. Net unrealized appreciation aggregated $5,882,611, of which $6,813,883 related to appreciated investment securities and $931,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2012

1.934463.100

ASD-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Johnson Controls, Inc. 0.8519% 2/4/14 (e)	$ 2,700,000	$ 2,708,465
Automobiles - 0.5%
Daimler Finance North America LLC:
1.0706% 3/28/14 (c)(e)	5,500,000	5,509,565
1.2376% 4/10/14 (c)(e)	3,000,000	3,009,135
1.6679% 9/13/13 (c)(e)	2,000,000	2,015,208
Volkswagen International Finance NV 1.0706% 4/1/14 (c)(e)	7,975,000	7,981,843
		18,515,751
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,800,000	1,808,354
TOTAL CONSUMER DISCRETIONARY		23,032,570
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
0.9981% 1/27/14 (e)	5,500,000	5,538,517
2.5% 3/26/13	2,000,000	2,022,632
		7,561,149
Food Products - 0.4%
General Mills, Inc. 0.7865% 5/16/14 (e)	4,400,000	4,415,250
Kraft Foods, Inc.:
1.3326% 7/10/13 (e)	7,150,000	7,154,419
2.625% 5/8/13	2,000,000	2,026,198
		13,595,867
TOTAL CONSUMER STAPLES		21,157,016
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total Capital Canada Ltd. 0.8351% 1/17/14 (e)	2,000,000	2,009,376
FINANCIALS - 9.8%
Capital Markets - 1.2%
BlackRock, Inc. 0.7308% 5/24/13 (e)	1,000,000	1,001,799
Goldman Sachs Group, Inc. 1.4394% 2/7/14 (e)	3,000,000	2,985,831
HSBC Bank PLC 1.2551% 1/17/14 (c)(e)	7,000,000	7,014,574
JPMorgan Chase & Co. 1.2521% 1/24/14 (e)	18,000,000	18,099,018
State Street Corp. 0.8179% 3/7/14 (e)	4,535,000	4,551,965
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7171% 7/28/14 (e)	$ 4,260,000	$ 4,268,575
UBS AG Stamford Branch:
1.4471% 1/28/14 (e)	4,525,000	4,532,131
2.25% 8/12/13	3,310,000	3,347,741
		45,801,634
Commercial Banks - 4.2%
ANZ Banking Group Ltd. 1.1976% 1/10/14 (c)(e)	2,528,000	2,535,278
Bank of Montreal 2.125% 6/28/13	2,000,000	2,028,610
Bank of Nova Scotia 1.4976% 1/12/15 (e)	6,000,000	6,084,750
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.0908% 2/24/14 (c)(e)	2,300,000	2,303,133
2.6% 1/22/13 (c)	3,000,000	3,016,488
Barclays Bank PLC:
1.4961% 1/13/14 (e)	11,000,000	10,999,065
2.5% 1/23/13	3,218,000	3,239,223
BB&T Corp. 1.1471% 4/28/14 (e)	2,000,000	2,009,702
BNP Paribas 2.125% 12/21/12	6,526,000	6,538,269
Commonwealth Bank of Australia:
1.1394% 8/7/13 (c)(e)	2,000,000	2,006,804
1.1979% 3/17/14 (c)(e)	6,506,000	6,523,885
Credit Suisse New York Branch:
1.4151% 1/14/14 (e)	7,455,000	7,486,490
5% 5/15/13	6,000,000	6,172,074
Fifth Third Bancorp 6.25% 5/1/13	1,615,000	1,673,025
Fifth Third Bank 0.5445% 5/17/13 (e)	8,600,000	8,588,846
ING Bank NV:
1.7751% 10/18/13 (c)(e)	5,000,000	5,015,170
1.8679% 6/9/14 (c)(e)	5,000,000	4,978,460
KeyBank NA 5.8% 7/1/14	2,350,000	2,518,410
KeyCorp. 6.5% 5/14/13	4,500,000	4,677,899
National Australia Bank Ltd.:
1.1776% 4/11/14 (c)(e)	4,726,000	4,741,879
5.35% 6/12/13 (c)	483,000	500,392
Nordea Bank AB 2.5% 11/13/12 (c)	4,000,000	4,014,716
PNC Funding Corp. 0.6466% 1/31/14 (e)	9,000,000	8,960,814
Rabobank (Netherlands) NV 0.8051% 4/14/14 (e)	1,000,000	993,729
Royal Bank of Canada 0.7551% 4/17/14 (e)	8,000,000	8,017,168
Sumitomo Mitsui Banking Corp. 1.4031% 7/22/14 (c)(e)	6,400,000	6,452,211
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	$ 4,000,000	$ 4,002,120
The Toronto Dominion Bank 0.8946% 11/1/13 (e)	3,780,000	3,795,910
U.S. Bank NA 0.7351% 10/14/14 (e)	3,700,000	3,683,398
Union Bank NA 1.4169% 6/6/14 (e)	3,200,000	3,186,189
Wachovia Bank NA 0.8216% 11/3/14 (e)	3,951,000	3,907,669
Wells Fargo & Co. 4.375% 1/31/13	10,045,000	10,204,645
Westpac Banking Corp.:
1.1906% 3/31/14 (c)(e)	3,400,000	3,414,535
2.25% 11/19/12	2,000,000	2,008,032
		156,278,988
Consumer Finance - 1.6%
American Express Credit Corp.:
1.3176% 6/24/14 (e)	3,125,000	3,159,416
1.5679% 6/12/15 (e)	4,000,000	4,081,052
5.875% 5/2/13	3,169,000	3,278,787
American Honda Finance Corp. 0.8889% 5/8/14 (c)(e)	4,000,000	4,009,664
Capital One Financial Corp. 1.6051% 7/15/14 (e)	11,025,000	11,103,774
Caterpillar Financial Services Corp. 0.7879% 2/9/15 (e)	5,000,000	5,024,980
General Electric Capital Corp.:
1.1521% 4/24/14 (e)	11,000,000	11,057,948
1.3096% 1/7/14 (e)	12,000,000	12,073,752
HSBC Finance Corp. 0.7051% 1/15/14 (e)	3,500,000	3,469,284
Toyota Motor Credit Corp. 0.8551% 1/17/14 (e)	2,000,000	2,006,332
		59,264,989
Diversified Financial Services - 1.8%
Bank of America Corp.:
2.0076% 7/11/14 (e)	310,000	310,789
4.9% 5/1/13	10,000,000	10,242,030
BP Capital Markets PLC:
0.9169% 6/6/13 (e)	3,000,000	3,009,021
1.0679% 3/11/14 (e)	4,000,000	4,027,196
1.0919% 12/6/13 (e)	763,000	768,001
Citigroup, Inc.:
2.4375% 8/13/13 (e)	8,000,000	8,090,824
5.5% 4/11/13	9,000,000	9,244,413
Deutsche Bank AG London Branch 2.375% 1/11/13	5,965,000	5,998,690
MassMutual Global Funding II:
0.6269% 12/6/13 (c)(e)	4,559,000	4,562,401
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
0.8351% 1/14/14 (c)(e)	$ 3,000,000	$ 3,010,095
0.9606% 9/27/13 (c)(e)	1,110,000	1,115,160
MetLife Institutional Funding II 1.3606% 4/4/14 (c)(e)	14,700,000	14,793,404
		65,172,024
Insurance - 1.0%
Berkshire Hathaway Finance Corp. 0.7876% 1/10/14 (e)	2,000,000	2,006,108
Monumental Global Funding III 0.6551% 1/15/14 (c)(e)	5,000,000	4,930,350
New York Life Global Funding:
0.7206% 4/4/14 (c)(e)	4,000,000	4,009,692
4.65% 5/9/13 (c)	5,000,000	5,142,485
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,790,000	1,839,637
Principal Life Global Funding II 1.0801% 7/9/14 (c)(e)	3,500,000	3,498,502
Principal Life Income Funding Trusts 0.6189% 11/8/13 (e)	4,000,000	4,000,640
Prudential Financial, Inc.:
2.75% 1/14/13	8,000,000	8,061,600
3.625% 9/17/12	2,095,000	2,097,145
		35,586,159
Real Estate Management & Development - 0.0%
ERP Operating LP 5.2% 4/1/13	1,000,000	1,023,909
TOTAL FINANCIALS		363,127,703
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Co. BV 1.3389% 11/8/13 (e)	350,000	352,470
Teva Pharmaceutical Finance III BV 0.9679% 3/21/14 (e)	6,000,000	6,021,810
		6,374,280
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 0.7469% 12/2/13 (e)	10,000,000	10,039,620
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
0.7108% 5/24/13 (e)	$ 5,400,000	$ 5,393,423
1.25% 9/13/13	460,000	461,266
		5,854,689
Office Electronics - 0.1%
Xerox Corp. 1.2565% 5/16/14 (e)	5,666,000	5,647,093
TOTAL INFORMATION TECHNOLOGY		11,501,782
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 0.7035% 2/18/14 (e)	7,000,000	7,022,498
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,000,000	2,083,802
British Telecommunications PLC 1.5926% 12/20/13 (e)	4,905,000	4,938,123
Verizon Communications, Inc. 1.0706% 3/28/14 (e)	7,000,000	7,057,260
		14,079,185
UTILITIES - 0.6%
Electric Utilities - 0.2%
Appalachian Power Co. 0.8095% 8/16/13 (e)	2,544,000	2,545,585
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,600,000	2,741,541
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,175,000	1,183,711
Northeast Utilities 1.2179% 9/20/13 (e)	1,871,000	1,881,528
		8,352,365
Independent Power Producers & Energy Traders - 0.1%
PSEG Power LLC 2.5% 4/15/13	2,000,000	2,023,464
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5% 3/15/13	4,250,000	4,348,664
DTE Energy Co. 1.1669% 6/3/13 (e)	2,079,000	2,085,389
Sempra Energy 1.2279% 3/15/14 (e)	6,380,000	6,381,104
		12,815,157
TOTAL UTILITIES		23,190,986
TOTAL NONCONVERTIBLE BONDS (Cost $479,412,771)		481,535,016
U.S. Government and Government Agency Obligations - 1.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.7%
Fannie Mae 0.875% 8/28/14	$ 5,757,000	$ 5,823,827
Freddie Mac 0.375% 11/27/13 (d)	58,000,000	58,103,820
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,927,647
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.125% 7/31/14	1,302,000	1,299,457
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,210,947)		65,227,104
Asset-Backed Securities - 5.2%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	2,876,216	2,894,530
Series 2010-1 Class A4, 2.3% 12/15/14	1,000,000	1,015,236
Series 2012-2 Class A2, 0.56% 10/15/14	700,000	700,748
Series 2012-3 Class A2, 0.7% 1/15/15	3,000,000	3,005,658
Series 2012-4 Class A2, 0.48% 5/15/15	5,000,000	5,000,000
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.1095% 1/15/16 (e)	6,524,000	6,572,040
Series 2012-1 Class A1, 1.0395% 2/15/17 (e)	2,000,000	2,008,910
Series 2012-2 Class A, 0.7395% 3/15/16 (e)	5,000,000	5,004,316
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	480,000	481,744
Series 2011-4 Class A/S, 0.92% 3/9/15	391,090	391,759
Series 2012-1 Class A2, 0.91% 10/8/15	5,000,000	5,012,952
Series 2012-2 Class A2, 0.76% 10/8/15	2,590,000	2,596,390
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	6,500,000	6,504,938
BMW Vehicle Lease Trust:
Series 2011-1 Class A3, 1.06% 2/20/14	540,000	541,953
Series 2012-1 Class A2, 0.59% 6/20/14	2,250,000	2,254,734
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	8,000,000	8,169,632
Series 2008-A Class B, 6.89% 1/15/15 (c)	759,000	774,837
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8, 0.7679% 10/15/15 (e)	5,000,000	4,999,445
Chase Issuance Trust:
Series 2005-A11 Class A, 0.3095% 12/15/14 (e)	5,000,000	5,000,435
Series 2012-A Class A1, 0.3395% 5/16/16 (e)	5,000,000	5,002,731
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	$ 1,750,000	$ 1,753,619
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3895% 10/17/16 (e)	11,600,000	11,616,197
Series 2012-A5 Class A5, 0.4457% 1/16/18 (e)	10,000,000	10,000,350
Ford Credit Auto Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	8,000,000	8,006,264
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	680,000	687,502
Series 2012-A Class A2, 0.62% 9/15/14	453,546	453,806
Series 2012-B Class A2, 0.57% 1/15/15	3,000,000	3,001,524
Ford Credit Floorplan Master Owner Trust Series 2012-1 Class A, 0.7188% 1/15/16 (e)	15,538,000	15,587,726
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,990,000	2,009,428
Series 2012-4 Class A, 0.5395% 6/15/18 (e)	10,000,000	10,036,333
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	970,000	972,053
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	670,000	671,318
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	71,413	71,779
Series 2012-1 Class A2, 0.57% 8/15/14	1,000,000	1,001,553
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	7,000,000	7,006,495
Hyundai Auto Receivable Trust Series 2012-B Class A2, 0.54% 1/15/15	3,500,000	3,503,488
Hyundai Auto Receivables Trust Series 2011-A Class A3, 1.16% 4/15/15	4,000,000	4,020,232
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	7,000,000	7,006,472
Series 2012-B Class A2, 0.43% 2/17/15	8,000,000	7,999,770
Nissan Auto Lease Trust Series 2010-B Class A3, 1.12% 12/15/13	373,903	374,790
Nissan Auto Receivables Trust Series 2012-A Class A2, 0.54% 10/15/14	2,000,000	2,001,996
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (e)	6,500,000	6,516,686
Santander Drive Auto Receivables Trust:
Series 2012-2 Class A2, 0.91% 5/15/15	5,000,000	5,015,675
Series 2012-3 Class A2, 0.83% 4/15/15	2,000,000	2,005,590
Series 2012-5 Class A2, 0.57% 12/15/15	5,000,000	4,999,963
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	366,771	367,475
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	$ 1,030,000	$ 1,037,028
Series 2012-1 Series A2, 0.61% 10/20/14	2,000,000	2,002,026
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	3,500,000	3,506,764
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	3,170,000	3,171,522
TOTAL ASSET-BACKED SECURITIES (Cost $194,339,839)		194,338,412
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.3%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (c)(e)	2,440,000	2,451,790
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5335% 11/20/56 (c)(e)	911,830	911,217
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (c)(e)	693,366	676,032
Series 2007-1 Class 3A1, 0.437% 12/20/54 (e)	2,130,741	2,083,865
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	325,776	319,961
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	100,197	98,800
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	459,407	450,150
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	1,396,962	1,367,975
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4395% 1/15/13 (c)(e)	2,000,000	1,998,546
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.6051% 7/15/42 (c)(e)	2,100,000	2,106,174
TOTAL PRIVATE SPONSOR		12,464,510
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2003-31 Class FM, 0.7355% 4/25/33 (e)	6,627,240	6,678,158
floater planned amortization class Series 2005-90 Class FC, 0.4855% 10/25/35 (e)	353,561	353,972
planned amortization class Series 2003-92 Class PD, 4.5% 3/25/17	497,090	498,525
sequential payer Series 2009-69 Class EA, 5% 10/25/36	6,385,872	6,577,269
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer floater:
Series 2005-74 Class DF, 0.5855% 7/25/35 (e)	$ 11,695,222	$ 11,729,641
Series 2005-83 Class FP, 0.5655% 10/25/35 (e)	14,527,904	14,561,475
Series 2011-23 Class AB, 2.75% 6/25/20	276,652	287,270
Freddie Mac:
floater:
Series 2711 Class FC, 1.1395% 2/15/33 (e)	1,054,581	1,071,130
Series 3879 Class AF, 0.6695% 6/15/41 (e)	2,171,006	2,177,752
floater planned amortization:
Series 3102 Class FD, 0.5395% 1/15/36 (e)	1,015,687	1,020,086
Series 4020 Class EF 0.6895% 2/15/42 (e)	8,481,922	8,504,349
Series 4057 Class EF, 0.5895% 12/15/41 (e)	25,471,260	25,514,594
floater planned amortization class:
Series 2953 Class LF, 0.5395% 12/15/34 (e)	7,186,084	7,203,435
Series 3117 Class JF, 0.5395% 2/15/36 (e)	402,682	404,195
floater sequential payer:
Series 2587 Class XF, 0.5895% 9/15/17 (e)	455,592	455,808
Series 2601 Class GF, 0.5895% 11/15/17 (e)	988,669	989,751
Series 2777 Class FJ, 0.4895% 11/15/17 (e)	408,944	408,961
planned amortization class Series 3081 Class CP 5.5% 10/15/34	2,432,372	2,540,245
sequential payer Series 2582 Class CG, 4% 11/15/17	406,284	413,525
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7685% 12/16/39 (e)	697,474	702,761
Series 2010-53 Class FC, 1.057% 4/20/40 (e)	730,171	740,338
floater planned amortization Series 2004-80 Class FM, 0.537% 7/20/34 (e)	7,160,561	7,171,442
floater sequential payer Series 2010-120 Class FB 0.537% 9/20/35 (e)	887,677	888,288
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	365,453	377,167
Series 2010-99 Class PT, 3.5% 8/20/33	442,335	458,024
Series 2012-97 Class JF, 0.483% 8/16/42 (e)	1,290,000	1,287,627
TOTAL U.S. GOVERNMENT AGENCY		103,015,788
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,538,802)		115,480,298
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8 Class A2, 0.3895% 3/15/22 (c)(e)	$ 3,519,070	$ 3,448,939
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	921,657	919,642
GS Mortgage Securities Trust Series 2012-GC6 Class A1, 1.282% 1/10/45	81,426	82,200
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	423,513	423,560
Morgan Stanley Capital I Trust floater Series 2007-XLFA Class A2, 0.34% 10/15/20 (c)(e)	1,290,525	1,275,872
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,107,787)		6,150,213
Municipal Securities - 0.2%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (e)(f)	5,000,000	4,999,900
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (e)(f)	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES (Cost $6,000,000)		5,999,900
Certificates of Deposit - 0.1%

Bank of Nova Scotia yankee 0.9368% 2/10/14 (e)	2,000,000	2,004,624
Westpac Banking Corp. yankee 1.2076% 7/10/13 (e)	2,000,000	2,008,726
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,000,856)		4,013,350
Commercial Paper - 0.3%

British Telecommunications PLC:
1.17% 6/3/13	2,000,000	1,982,934
1.5% 5/14/13	1,000,000	992,277
Vodafone Group PLC yankee:
1% 2/1/13	4,000,000	3,987,800
Commercial Paper - continued
	Principal Amount	Value
Vodafone Group PLC yankee: - continued
1.02% 2/13/13	$ 1,000,000	$ 996,528
1.25% 3/12/13	3,000,000	2,986,860
TOTAL COMMERCIAL PAPER (Cost $10,929,825)		10,946,399
Short-Term Funds - 66.1%
	Shares
Short-Term Funds - 66.1%
Baird Short-Term Bond Fund - Institutional Class	2,901,103	28,256,741
Delaware Limited-Term Diversified Income Fund - Class A	11,811,109	106,063,761
Fidelity Conservative Income Bond Fund Institutional Class (b)	25,240,049	253,157,691
Fidelity Short-Term Bond Fund (b)	53,817,026	462,288,249
Janus Short-Term Bond Fund - Class T	44,388,018	137,602,856
JPMorgan Short Duration Bond Fund - Select Class Shares	20,388,971	224,686,459
Metropolitan West Low Duration Bond Fund	26,788,087	233,056,360
PIMCO Short-Term Fund	54,412,418	537,050,563
T.Rowe Price Short-Term Bond Fund Advisor Class	57,634,745	280,104,863
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	38,073,637	183,514,932
TOTAL SHORT-TERM FUNDS (Cost $2,429,701,230)		2,445,782,475
Money Market Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class (b)	370,011,430	370,011,430
SSgA US Treasury Money Market Fund, 0% (a)	11,236,495	11,236,495
TOTAL MONEY MARKET FUNDS (Cost $381,247,925)		381,247,925
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,692,489,982)		3,710,721,092
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,804,027)
NET ASSETS - 100%		$ 3,701,917,065
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
40 Eurodollar 90 Day Index Contracts	Sept. 2012	$ 39,961,000	$ 10,523
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,723,229 or 4.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,036.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 212,634,399	$ 40,091,651	$ -	$ 487,593	$ 253,157,691
Fidelity Institutional Money Market Portfolio Institutional Class	326,967,203	43,281,794	237,567	184,188	370,011,430
Fidelity Short-Term Bond Fund	389,499,533	69,892,299	-	1,083,401	462,288,249
Total	$ 929,101,135	$ 153,265,744	$ 237,567	$ 1,755,182	$ 1,085,457,370
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 481,535,016	$ -	$ 481,535,016	$ -
U.S. Government and Government Agency Obligations	65,227,104	-	65,227,104	-
Asset-Backed Securities	194,338,412	-	194,338,412	-
Collateralized Mortgage Obligations	115,480,298	-	115,480,298	-
Commercial Mortgage Securities	6,150,213	-	6,150,213	-
Municipal Securities	5,999,900	-	5,999,900	-
Certificates of Deposit	4,013,350	-	4,013,350	-
Commercial Paper	10,946,399	-	10,946,399	-
Short-Term Funds	2,445,782,475	2,445,782,475	-	-
Money Market Funds	381,247,925	381,247,925	-	-
Total Investments in Securities:	$ 3,710,721,092	$ 2,827,030,400	$ 883,690,692	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,523	$ 10,523	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $3,692,126,414. Net unrealized appreciation aggregated $18,594,678, of which $18,987,029 related to appreciated investment securities and $392,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2012

1.912901.102

SUF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.4%
Autoliv, Inc.	160,900	$ 9,539,761
Cooper Tire & Rubber Co.	265,127	5,299,889
Johnson Controls, Inc.	348,900	9,493,569
TRW Automotive Holdings Corp. (a)	170,300	7,443,813
		31,777,032
Automobiles - 0.3%
Ford Motor Co.	2,072,300	19,355,282
Harley-Davidson, Inc.	61,200	2,567,952
		21,923,234
Diversified Consumer Services - 0.0%
H&R Block, Inc.	83,700	1,386,072
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	264,013	9,155,971
Darden Restaurants, Inc.	47,700	2,478,015
Hyatt Hotels Corp. Class A (a)	44,200	1,676,506
McDonald's Corp.	293,388	26,255,292
Royal Caribbean Cruises Ltd.	58,500	1,580,670
		41,146,454
Household Durables - 0.4%
D.R. Horton, Inc.	145,421	2,761,545
Jarden Corp.	260,700	12,599,631
Mohawk Industries, Inc. (a)	32,200	2,320,010
Newell Rubbermaid, Inc.	77,500	1,389,575
Toll Brothers, Inc. (a)	53,700	1,757,064
Tupperware Brands Corp.	9,500	508,060
Whirlpool Corp.	126,600	9,553,236
		30,889,121
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	35,000	1,312,850
Mattel, Inc.	99,300	3,489,402
		4,802,252
Media - 2.4%
DIRECTV (a)	416,100	21,674,649
DISH Network Corp. Class A	283,300	9,062,767
Gannett Co., Inc.	490,600	7,486,556
Interpublic Group of Companies, Inc.	117,300	1,248,072
News Corp. Class A	363,900	8,511,621
Omnicom Group, Inc.	76,300	3,919,531
Scholastic Corp.	95,400	2,914,470
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	831,500	$ 41,134,305
Time Warner Cable, Inc.	408,370	36,271,423
Time Warner, Inc.	753,700	31,316,235
Viacom, Inc. Class B (non-vtg.)	321,100	16,058,211
		179,597,840
Multiline Retail - 1.2%
Big Lots, Inc. (a)	160,800	4,894,752
Dillard's, Inc. Class A	9,400	705,752
Kohl's Corp.	313,400	16,359,480
Macy's, Inc.	510,100	20,562,131
Nordstrom, Inc.	227,600	13,162,108
Target Corp.	570,800	36,582,572
		92,266,795
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	19,700	1,401,064
Bed Bath & Beyond, Inc. (a)	60,700	4,077,219
Best Buy Co., Inc.	236,300	4,191,962
Gap, Inc.	409,700	14,675,454
PetSmart, Inc.	149,900	10,630,908
RadioShack Corp.	168,700	409,941
Ross Stores, Inc.	272,900	18,881,951
Signet Jewelers Ltd.	23,700	1,086,882
Tiffany & Co., Inc.	114,000	7,062,300
		62,417,681
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	6,591,272
TOTAL CONSUMER DISCRETIONARY		472,797,753
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	79,000	2,332,870
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,200	2,477,088
Dr Pepper Snapple Group, Inc.	59,500	2,666,195
Molson Coors Brewing Co. Class B	42,600	1,897,404
PepsiCo, Inc.	226,228	16,385,694
		25,759,251
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	209,900	20,542,913
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	1,205,500	$ 54,910,525
Kroger Co.	593,400	13,220,952
Safeway, Inc.	572,100	8,953,365
Sysco Corp.	159,200	4,823,760
Wal-Mart Stores, Inc.	1,058,400	76,839,840
Walgreen Co.	353,300	12,634,008
		191,925,363
Food Products - 0.7%
Archer Daniels Midland Co.	521,900	13,960,825
Bunge Ltd.	39,200	2,495,080
Campbell Soup Co.	84,800	2,979,872
ConAgra Foods, Inc.	111,600	2,802,276
Fresh Del Monte Produce, Inc.	177,200	4,376,840
Ingredion, Inc.	188,900	10,168,487
Smithfield Foods, Inc. (a)	302,700	5,848,164
The J.M. Smucker Co.	39,400	3,347,818
Tyson Foods, Inc. Class A	367,100	5,748,786
		51,728,148
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	3,776,000
Energizer Holdings, Inc.	17,100	1,178,190
Procter & Gamble Co.	258,300	17,355,177
		22,309,367
Tobacco - 0.3%
Philip Morris International, Inc.	273,156	24,392,831
TOTAL CONSUMER STAPLES		316,114,960
ENERGY - 10.5%
Energy Equipment & Services - 0.8%
Halliburton Co.	259,500	8,501,220
McDermott International, Inc. (a)	869,053	9,681,250
Nabors Industries Ltd. (a)	530,500	7,835,485
National Oilwell Varco, Inc.	55,700	4,389,160
Parker Drilling Co. (a)	355,005	1,469,721
Rowan Companies PLC (a)	33,300	1,171,494
RPC, Inc.	45,800	561,050
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	423,100	$ 30,623,978
Tidewater, Inc.	13,000	616,590
		64,849,948
Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	458,653	39,329,495
Chevron Corp.	1,861,200	208,752,192
ConocoPhillips	1,173,700	66,654,423
CVR Energy, Inc. (a)	284,800	8,492,736
Devon Energy Corp.	700,900	40,533,047
Energen Corp.	27,700	1,414,085
Exxon Mobil Corp.	2,177,100	190,060,830
Hess Corp.	270,800	13,683,524
Marathon Oil Corp.	754,200	20,981,844
Marathon Petroleum Corp.	658,500	34,077,375
Murphy Oil Corp.	187,600	9,629,508
Occidental Petroleum Corp.	600,267	51,028,698
Phillips 66	285,100	11,974,200
Plains Exploration & Production Co. (a)	36,300	1,427,316
Tesoro Corp.	36,700	1,458,458
Valero Energy Corp.	657,200	20,544,072
W&T Offshore, Inc.	419,310	7,237,291
Whiting Petroleum Corp. (a)	30,800	1,371,216
		728,650,310
TOTAL ENERGY		793,500,258
FINANCIALS - 15.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	334,700	18,378,377
Bank of New York Mellon Corp.	885,700	19,963,678
BlackRock, Inc. Class A	110,129	19,423,452
Eaton Vance Corp. (non-vtg.)	30,100	815,409
Franklin Resources, Inc.	152,203	17,868,632
GFI Group, Inc.	216,900	607,320
Goldman Sachs Group, Inc.	358,500	37,900,620
Invesco Ltd.	119,500	2,829,760
Morgan Stanley	385,800	5,787,000
Northern Trust Corp.	63,000	2,925,720
State Street Corp.	452,900	18,840,640
		145,340,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.0%
BB&T Corp.	202,600	$ 6,390,004
BOK Financial Corp.	18,300	1,053,531
CIT Group, Inc. (a)	58,900	2,224,064
Comerica, Inc.	539,900	16,580,329
Commerce Bancshares, Inc.	26,700	1,074,141
Cullen/Frost Bankers, Inc.	16,500	917,400
East West Bancorp, Inc.	38,100	835,914
Fifth Third Bancorp	246,700	3,735,038
Huntington Bancshares, Inc.	1,634,000	10,784,400
International Bancshares Corp.	218,800	3,995,288
KeyCorp	1,031,700	8,697,231
PNC Financial Services Group, Inc.	614,000	38,166,240
SunTrust Banks, Inc.	144,500	3,637,065
U.S. Bancorp	1,663,000	55,560,830
Wells Fargo & Co.	4,408,166	150,009,889
Zions Bancorporation	49,400	950,950
		304,612,314
Consumer Finance - 1.2%
American Express Co.	768,200	44,786,060
Capital One Financial Corp.	199,400	11,272,082
Discover Financial Services	594,000	23,005,620
Nelnet, Inc. Class A	162,277	3,886,534
SLM Corp.	458,300	7,218,225
		90,168,521
Diversified Financial Services - 3.2%
Bank of America Corp.	2,108,700	16,848,513
Citigroup, Inc.	2,309,808	68,624,396
JPMorgan Chase & Co.	3,977,700	147,731,778
NYSE Euronext	53,100	1,330,155
PHH Corp. (a)	132,900	2,319,105
The NASDAQ Stock Market, Inc.	53,700	1,228,119
		238,082,066
Insurance - 4.4%
ACE Ltd.	98,800	7,284,524
AFLAC, Inc.	217,100	10,025,678
Allstate Corp.	407,200	15,180,416
American Financial Group, Inc.	252,400	9,480,144
Assurant, Inc.	304,600	10,737,150
Axis Capital Holdings Ltd.	34,200	1,165,194
Cincinnati Financial Corp.	43,600	1,685,576
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	93,000	$ 9,640,380
Fidelity National Financial, Inc. Class A	60,200	1,134,168
Genworth Financial, Inc. Class A (a)	254,600	1,346,834
Hanover Insurance Group, Inc.	130,400	4,653,976
Hartford Financial Services Group, Inc.	464,900	8,335,657
HCC Insurance Holdings, Inc.	472,700	15,636,916
Lincoln National Corp.	688,493	15,986,807
Loews Corp.	313,700	12,751,905
Markel Corp. (a)	5,800	2,522,420
MetLife, Inc.	464,643	15,858,266
Montpelier Re Holdings Ltd.	187,300	4,038,188
PartnerRe Ltd.	16,700	1,225,780
Principal Financial Group, Inc.	93,700	2,571,128
Prudential Financial, Inc.	928,900	50,634,339
Reinsurance Group of America, Inc.	29,800	1,750,452
RenaissanceRe Holdings Ltd.	40,700	3,144,075
The Chubb Corp.	952,200	70,358,058
The Travelers Companies, Inc.	619,900	40,132,326
Torchmark Corp.	84,100	4,304,238
Tower Group, Inc.	176,400	3,288,096
Validus Holdings Ltd.	28,600	958,386
W.R. Berkley Corp.	60,800	2,272,704
		328,103,781
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	215,200	3,725,112
Digital Realty Trust, Inc.	192,581	14,349,210
Equity Residential (SBI)	129,400	7,815,760
Simon Property Group, Inc.	142,947	22,685,689
Weyerhaeuser Co.	49,700	1,238,027
		49,813,798
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	117,900	1,563,354
People's United Financial, Inc.	73,500	879,795
		2,443,149
TOTAL FINANCIALS		1,158,564,237
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.1%
Biotechnology - 1.1%
Amgen, Inc.	758,000	$ 63,611,360
Gilead Sciences, Inc. (a)	172,300	9,939,987
United Therapeutics Corp. (a)	206,100	11,154,132
		84,705,479
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	334,200	19,610,856
Becton, Dickinson & Co.	64,600	4,908,308
Boston Scientific Corp. (a)	420,100	2,268,540
CareFusion Corp. (a)	60,300	1,584,081
Covidien PLC	653,965	36,654,738
Medtronic, Inc.	478,900	19,472,074
St. Jude Medical, Inc.	88,600	3,345,536
Stryker Corp.	102,100	5,437,846
Zimmer Holdings, Inc.	332,100	20,517,138
		113,799,117
Health Care Providers & Services - 2.2%
Aetna, Inc.	579,100	22,243,231
AmerisourceBergen Corp.	67,500	2,600,100
Cardinal Health, Inc.	72,300	2,859,465
Community Health Systems, Inc. (a)	334,361	9,041,121
HCA Holdings, Inc.	118,300	3,377,465
Humana, Inc.	100,200	7,022,016
Laboratory Corp. of America Holdings (a)	40,700	3,579,565
LifePoint Hospitals, Inc. (a)	144,200	5,828,564
McKesson Corp.	145,900	12,709,349
Omnicare, Inc.	29,500	955,210
Patterson Companies, Inc.	184,270	6,259,652
Quest Diagnostics, Inc.	44,200	2,672,774
UnitedHealth Group, Inc.	1,377,904	74,820,187
Universal Health Services, Inc. Class B	24,100	962,795
WellPoint, Inc.	188,800	11,303,456
		166,234,950
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	93,300	3,467,028
Thermo Fisher Scientific, Inc.	98,100	5,626,035
		9,093,063
Pharmaceuticals - 5.2%
Abbott Laboratories	698,000	45,746,920
Bristol-Myers Squibb Co.	344,300	11,365,343
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	517,900	$ 23,258,889
Endo Pharmaceuticals Holdings, Inc. (a)	171,400	5,453,948
Forest Laboratories, Inc. (a)	159,300	5,526,117
Johnson & Johnson	377,500	25,454,825
Merck & Co., Inc.	2,759,900	118,813,695
Mylan, Inc. (a)	112,100	2,642,197
Par Pharmaceutical Companies, Inc. (a)	136,400	6,792,720
Pfizer, Inc.	5,493,400	131,072,524
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,300	10,144,354
Warner Chilcott PLC	67,200	915,264
		387,186,796
TOTAL HEALTH CARE		761,019,405
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.2%
Engility Holdings, Inc. (a)	35,083	649,386
Exelis, Inc.	190,900	1,928,090
General Dynamics Corp.	344,500	22,568,195
Honeywell International, Inc.	209,500	12,245,275
Huntington Ingalls Industries, Inc. (a)	1	27
L-3 Communications Holdings, Inc.	399,000	28,025,760
Lockheed Martin Corp.	325,400	29,656,956
Northrop Grumman Corp.	342,900	22,936,581
Raytheon Co.	356,500	20,149,380
Rockwell Collins, Inc.	31,100	1,519,857
United Technologies Corp.	336,200	26,845,570
		166,525,077
Air Freight & Logistics - 0.3%
FedEx Corp.	84,300	7,387,209
United Parcel Service, Inc. Class B	204,400	15,086,764
		22,473,973
Airlines - 0.0%
SkyWest, Inc.	168,498	1,477,727
Southwest Airlines Co.	199,500	1,783,530
		3,261,257
Building Products - 0.0%
Owens Corning (a)	34,000	1,134,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Deluxe Corp.	191,700	$ 5,438,529
R.R. Donnelley & Sons Co.	355,900	3,907,782
Republic Services, Inc.	98,000	2,709,700
The Brink's Co.	157,000	3,494,820
		15,550,831
Construction & Engineering - 0.2%
KBR, Inc.	220,700	5,978,763
Quanta Services, Inc. (a)	54,600	1,310,400
Tutor Perini Corp. (a)	185,700	1,970,277
URS Corp.	188,000	6,845,080
		16,104,520
Electrical Equipment - 0.5%
Emerson Electric Co.	677,700	34,372,944
Rockwell Automation, Inc.	37,300	2,687,838
		37,060,782
Industrial Conglomerates - 1.9%
3M Co.	193,700	17,936,620
General Electric Co.	4,985,100	103,241,421
Siemens AG sponsored ADR	179,576	16,930,425
Tyco International Ltd.	127,200	7,171,536
		145,280,002
Machinery - 1.4%
AGCO Corp. (a)	212,800	8,956,752
Caterpillar, Inc.	189,400	16,161,502
Cummins, Inc.	53,400	5,185,674
Deere & Co.	113,900	8,555,029
Dover Corp.	49,100	2,838,471
Eaton Corp.	61,700	2,759,224
Illinois Tool Works, Inc.	124,700	7,393,463
Ingersoll-Rand PLC	78,000	3,647,280
Kennametal, Inc.	21,500	792,060
Lincoln Electric Holdings, Inc.	22,400	924,000
PACCAR, Inc.	94,900	3,787,459
Parker Hannifin Corp.	341,900	27,345,162
Snap-On, Inc.	15,600	1,082,952
Stanley Black & Decker, Inc.	75,400	4,959,812
Timken Co.	184,000	7,389,440
WABCO Holdings, Inc. (a)	17,200	1,009,984
		102,788,264
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Dun & Bradstreet Corp.	13,200	$ 1,068,540
Road & Rail - 0.4%
CSX Corp.	279,100	6,268,586
Norfolk Southern Corp.	317,000	22,969,820
		29,238,406
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	404,800	4,622,816
Finning International, Inc.	337,540	7,766,074
		12,388,890
TOTAL INDUSTRIALS		552,874,782
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.6%
Arris Group, Inc. (a)	362,000	4,934,060
Cisco Systems, Inc.	3,810,300	72,700,524
Harris Corp.	299,600	14,090,188
QUALCOMM, Inc.	404,800	24,879,008
		116,603,780
Computers & Peripherals - 1.0%
Apple, Inc.	47,300	31,465,852
Dell, Inc.	563,500	5,967,465
Hewlett-Packard Co.	553,700	9,346,456
Seagate Technology	502,900	16,097,829
Western Digital Corp. (a)	205,800	8,606,556
		71,484,158
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	58,400	2,117,000
Avnet, Inc. (a)	76,400	2,460,844
Corning, Inc.	1,085,831	13,019,114
Jabil Circuit, Inc.	55,200	1,257,456
Molex, Inc.	43,500	1,154,925
TE Connectivity Ltd.	483,300	16,997,661
Tech Data Corp. (a)	119,000	5,781,020
Vishay Intertechnology, Inc. (a)	255,200	2,439,712
		45,227,732
Internet Software & Services - 0.0%
Yahoo!, Inc. (a)	248,400	3,639,060
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Computer Sciences Corp.	42,607	$ 1,372,371
CSG Systems International, Inc. (a)	185,800	3,940,818
Fidelity National Information Services, Inc.	82,500	2,598,750
Global Payments, Inc.	16,400	683,060
IBM Corp.	329,500	64,203,075
The Western Union Co.	170,000	2,993,700
Visa, Inc. Class A	226,100	28,997,325
		104,789,099
Office Electronics - 0.1%
Xerox Corp.	1,396,800	10,294,416
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	360,900	4,218,921
Avago Technologies Ltd.	49,700	1,817,529
GT Advanced Technologies, Inc. (a)	505,500	2,931,900
Intel Corp.	3,011,300	74,770,579
KLA-Tencor Corp.	219,100	11,242,021
Micron Technology, Inc. (a)	201,700	1,252,557
Texas Instruments, Inc.	318,700	9,255,048
		105,488,555
Software - 2.9%
CA Technologies, Inc.	269,600	7,017,688
Microsoft Corp.	3,510,136	108,182,392
Oracle Corp.	2,413,501	76,387,307
Symantec Corp. (a)	1,395,900	24,888,897
		216,476,284
TOTAL INFORMATION TECHNOLOGY		674,003,084
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	56,800	4,690,544
Albemarle Corp.	24,000	1,313,520
Ashland, Inc.	127,900	9,417,277
Cabot Corp.	210,275	7,323,878
CF Industries Holdings, Inc.	17,100	3,539,871
Dow Chemical Co.	666,400	19,532,184
E.I. du Pont de Nemours & Co.	249,700	12,422,575
Eastman Chemical Co.	206,200	11,394,612
Ecolab, Inc.	64,000	4,097,920
Huntsman Corp.	563,900	8,108,882
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kronos Worldwide, Inc.	238,300	$ 4,043,951
Potash Corp. of Saskatchewan, Inc.	336,800	13,789,752
PPG Industries, Inc.	42,900	4,719,858
Stepan Co.	70,700	6,753,264
Syngenta AG (Switzerland)	47,300	15,969,727
The Mosaic Co.	82,900	4,800,739
		131,918,554
Containers & Packaging - 0.2%
Ball Corp.	99,300	4,187,481
Bemis Co., Inc.	27,700	838,202
Crown Holdings, Inc. (a)	51,400	1,863,250
Rock-Tenn Co. Class A	86,200	5,755,574
Sonoco Products Co.	32,200	984,998
		13,629,505
Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	144,200	5,168,128
Freeport-McMoRan Copper & Gold, Inc.	205,700	7,427,827
Nucor Corp.	41,400	1,558,710
Reliance Steel & Aluminum Co.	24,900	1,280,607
Steel Dynamics, Inc.	558,500	6,824,870
		22,260,142
Paper & Forest Products - 0.3%
Domtar Corp.	13,200	956,208
International Paper Co.	681,000	23,535,360
		24,491,568
TOTAL MATERIALS		192,299,769
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,279,300	83,513,552
Wireless Telecommunication Services - 0.5%
China Mobile Ltd. sponsored ADR	277,800	14,915,082
MetroPCS Communications, Inc. (a)	97,500	948,675
Vodafone Group PLC	7,339,400	21,166,491
		37,030,248
TOTAL TELECOMMUNICATION SERVICES		120,543,800
Common Stocks - continued
	Shares	Value
UTILITIES - 2.8%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	646,300	$ 27,784,437
Edison International	150,700	6,599,153
Entergy Corp.	245,400	16,706,832
FirstEnergy Corp.	112,300	4,907,510
NextEra Energy, Inc.	604,100	40,661,971
NV Energy, Inc.	117,200	2,055,688
OGE Energy Corp.	15,600	843,180
Pepco Holdings, Inc.	58,400	1,127,704
Pinnacle West Capital Corp.	29,400	1,510,278
Portland General Electric Co.	221,500	5,945,060
		108,141,813
Gas Utilities - 0.1%
Atmos Energy Corp.	185,600	6,484,864
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	211,000	2,403,290
Multi-Utilities - 1.3%
Alliant Energy Corp.	33,400	1,472,272
Ameren Corp.	65,100	2,130,072
CMS Energy Corp.	353,700	8,159,859
Consolidated Edison, Inc.	49,800	3,018,876
DTE Energy Co.	127,000	7,416,800
Integrys Energy Group, Inc.	24,900	1,344,351
MDU Resources Group, Inc.	51,300	1,105,515
Public Service Enterprise Group, Inc.	552,700	17,498,482
Sempra Energy	308,931	20,451,232
TECO Energy, Inc.	71,700	1,244,712
Wisconsin Energy Corp.	772,915	29,339,853
		93,182,024
Water Utilities - 0.0%
American Water Works Co., Inc.	47,100	1,736,577
TOTAL UTILITIES		211,948,568
TOTAL COMMON STOCKS (Cost $4,499,037,822)		5,253,666,616
Equity Funds - 25.2%
	Shares	Value
Foreign Large Value Funds - 5.1%
Invesco Diversified Dividend Fund - Class A	28,896,692	$ 381,725,307
Large Value Funds - 10.8%
American Beacon Large Cap Value Fund Institutional Class	18,726,366	395,313,580
ASTON/River Road Dividend All Cap Value Fund Class N	13,768,035	159,984,562
BlackRock Equity Dividend Fund Investor A Class	11,410,327	223,756,515
John Hancock Classic Value Fund Class I	2,247,674	37,603,582
TOTAL LARGE VALUE FUNDS		816,658,239
Mid-Cap Blend Funds - 4.0%
Fidelity Low Priced Stock Fund (c)	7,476,414	300,776,123
Mid-Cap Value Funds - 5.3%
T. Rowe Price Mid Cap Value Fund	16,356,199	398,273,454
TOTAL EQUITY FUNDS (Cost $1,694,522,121)		1,897,433,123
Money Market Funds - 4.5%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $342,557,599)	342,557,599	342,557,599
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $6,536,117,542)		7,493,657,338
NET OTHER ASSETS (LIABILITIES) - 0.5%		36,360,601
NET ASSETS - 100%		$ 7,530,017,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,936 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 276,523,680	$ 24,918,816

The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ 276,851,599	$ -	$ -	$ -	$ 300,776,123
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 472,797,753	$ 472,797,753	$ -	$ -
Consumer Staples	316,114,960	316,114,960	-	-
Energy	793,500,258	793,500,258	-	-
Financials	1,158,564,237	1,158,564,237	-	-
Health Care	761,019,405	761,019,405	-	-
Industrials	552,874,782	552,874,782	-	-
Information Technology	674,003,084	674,003,084	-	-
Materials	192,299,769	176,330,042	15,969,727	-
Telecommunication Services	120,543,800	99,377,309	21,166,491	-
Utilities	211,948,568	211,948,568	-	-
Equity Funds	1,897,433,123	1,897,433,123	-	-
Money Market Funds	342,557,599	342,557,599	-	-
Total Investments in Securities:	$ 7,493,657,338	$ 7,456,521,120	$ 37,136,218	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,918,816	$ 24,918,816	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $6,548,035,883. Net unrealized appreciation aggregated $945,621,455, of which $1,121,645,507 related to appreciated investment securities and $176,024,052 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

August 31, 2012

1.931580.100

MMV-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.5%
Autoliv, Inc.	300	$ 17,787
Johnson Controls, Inc.	800	21,768
TRW Automotive Holdings Corp. (a)	470	20,544
		60,099
Automobiles - 0.4%
Ford Motor Co.	3,620	33,811
Harley-Davidson, Inc.	140	5,874
		39,685
Diversified Consumer Services - 0.0%
H&R Block, Inc.	200	3,312
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	560	19,421
Darden Restaurants, Inc.	110	5,715
Hyatt Hotels Corp. Class A (a)	110	4,172
McDonald's Corp.	600	53,694
Royal Caribbean Cruises Ltd.	130	3,513
		86,515
Household Durables - 0.6%
D.R. Horton, Inc.	334	6,343
Jarden Corp.	540	26,098
Mohawk Industries, Inc. (a)	70	5,044
Newell Rubbermaid, Inc.	180	3,227
Toll Brothers, Inc. (a)	130	4,254
Tupperware Brands Corp.	20	1,070
Whirlpool Corp.	300	22,638
		68,674
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	80	3,001
Mattel, Inc.	250	8,785
		11,786
Media - 3.1%
DIRECTV (a)	800	41,672
DISH Network Corp. Class A	500	15,995
Gannett Co., Inc.	1,340	20,448
Interpublic Group of Companies, Inc.	270	2,873
News Corp. Class A	800	18,712
Omnicom Group, Inc.	180	9,247
The Walt Disney Co.	1,800	89,046
Time Warner Cable, Inc.	800	71,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	1,660	$ 68,973
Viacom, Inc. Class B (non-vtg.)	740	37,007
		375,029
Multiline Retail - 1.3%
Dillard's, Inc. Class A	20	1,502
Kohl's Corp.	600	31,320
Macy's, Inc.	610	24,589
Nordstrom, Inc.	500	28,915
Target Corp.	1,100	70,499
		156,825
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	40	2,845
Bed Bath & Beyond, Inc. (a)	140	9,404
Gap, Inc.	700	25,074
PetSmart, Inc.	300	21,276
Ross Stores, Inc.	600	41,514
Signet Jewelers Ltd.	50	2,293
Tiffany & Co., Inc.	300	18,585
		120,991
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	200	19,472
TOTAL CONSUMER DISCRETIONARY		942,388
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	180	5,315
Constellation Brands, Inc. Class A (sub. vtg.) (a)	180	5,929
Dr Pepper Snapple Group, Inc.	130	5,825
Molson Coors Brewing Co. Class B	100	4,454
PepsiCo, Inc.	500	36,215
		57,738
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	500	48,935
CVS Caremark Corp.	2,300	104,765
Kroger Co.	1,090	24,285
Safeway, Inc.	1,000	15,650
Sysco Corp.	370	11,211
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,460	$ 178,596
Walgreen Co.	900	32,184
		415,626
Food Products - 0.9%
Archer Daniels Midland Co.	1,100	29,425
Bunge Ltd.	90	5,729
Campbell Soup Co.	190	6,677
ConAgra Foods, Inc.	270	6,780
Ingredion, Inc.	370	19,917
Smithfield Foods, Inc. (a)	900	17,388
The J.M. Smucker Co.	90	7,647
Tyson Foods, Inc. Class A	800	12,528
		106,091
Household Products - 0.3%
Energizer Holdings, Inc.	40	2,756
Procter & Gamble Co.	600	40,314
		43,070
Tobacco - 0.4%
Philip Morris International, Inc.	500	44,650
TOTAL CONSUMER STAPLES		667,175
ENERGY - 13.7%
Energy Equipment & Services - 1.2%
Halliburton Co.	400	13,104
McDermott International, Inc. (a)	2,000	22,280
Nabors Industries Ltd. (a)	1,300	19,201
National Oilwell Varco, Inc.	130	10,244
Parker Drilling Co. (a)	2,100	8,694
Rowan Companies PLC (a)	80	2,814
RPC, Inc.	110	1,348
Schlumberger Ltd.	900	65,142
Tidewater, Inc.	30	1,423
		144,250
Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	900	77,175
Chevron Corp.	3,740	419,478
ConocoPhillips	2,220	126,074
CVR Energy, Inc. (a)	700	20,874
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.	1,200	$ 69,396
Energen Corp.	70	3,574
Exxon Mobil Corp.	4,710	411,183
Hess Corp.	400	20,212
Marathon Oil Corp.	1,540	42,843
Marathon Petroleum Corp.	1,500	77,625
Murphy Oil Corp.	390	20,019
Occidental Petroleum Corp.	1,380	117,314
Phillips 66	500	21,000
Plains Exploration & Production Co. (a)	90	3,539
Tesoro Corp.	80	3,179
Valero Energy Corp.	1,950	60,957
Whiting Petroleum Corp. (a)	70	3,116
		1,497,558
TOTAL ENERGY		1,641,808
FINANCIALS - 19.5%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	760	41,732
Bank of New York Mellon Corp.	1,920	43,277
BlackRock, Inc. Class A	293	51,676
Eaton Vance Corp. (non-vtg.)	70	1,896
Franklin Resources, Inc.	360	42,264
Goldman Sachs Group, Inc.	740	78,233
Invesco Ltd.	270	6,394
Morgan Stanley	900	13,500
Northern Trust Corp.	140	6,502
State Street Corp.	1,020	42,432
		327,906
Commercial Banks - 5.0%
BB&T Corp.	460	14,508
BOK Financial Corp.	40	2,303
CIT Group, Inc. (a)	130	4,909
Comerica, Inc.	1,100	33,781
Commerce Bancshares, Inc.	70	2,816
Cullen/Frost Bankers, Inc.	40	2,224
East West Bancorp, Inc.	90	1,975
Fifth Third Bancorp	560	8,478
Huntington Bancshares, Inc.	3,220	21,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	2,470	$ 20,822
PNC Financial Services Group, Inc.	1,150	71,484
SunTrust Banks, Inc.	330	8,306
U.S. Bancorp	3,600	120,276
Wells Fargo & Co.	8,320	283,130
Zions Bancorporation	110	2,118
		598,382
Consumer Finance - 1.5%
American Express Co.	1,690	98,527
Capital One Financial Corp.	400	22,612
Discover Financial Services	1,320	51,124
SLM Corp.	290	4,568
		176,831
Diversified Financial Services - 4.0%
Bank of America Corp.	3,600	28,764
Citigroup, Inc.	4,800	142,608
JPMorgan Chase & Co.	8,270	307,148
NYSE Euronext	120	3,006
The NASDAQ Stock Market, Inc.	130	2,973
		484,499
Insurance - 5.3%
ACE Ltd.	220	16,221
AFLAC, Inc.	490	22,628
Allstate Corp.	1,300	48,464
American Financial Group, Inc.	180	6,761
Axis Capital Holdings Ltd.	80	2,726
Cincinnati Financial Corp.	100	3,866
Everest Re Group Ltd.	240	24,878
Fidelity National Financial, Inc. Class A	140	2,638
Hartford Financial Services Group, Inc.	270	4,841
HCC Insurance Holdings, Inc.	1,010	33,411
Lincoln National Corp.	1,270	29,489
Loews Corp.	720	29,268
Markel Corp. (a)	20	8,698
MetLife, Inc.	650	22,185
PartnerRe Ltd.	40	2,936
Platinum Underwriters Holdings Ltd.	400	15,896
Principal Financial Group, Inc.	220	6,037
Prudential Financial, Inc.	1,880	102,479
Reinsurance Group of America, Inc.	70	4,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	90	$ 6,953
The Chubb Corp.	1,800	133,002
The Travelers Companies, Inc.	1,110	71,861
Torchmark Corp.	200	10,236
Unum Group	1,000	19,510
Validus Holdings Ltd.	70	2,346
W.R. Berkley Corp.	130	4,859
		636,301
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	500	8,655
Digital Realty Trust, Inc.	403	30,028
Equity Residential (SBI)	300	18,120
Simon Property Group, Inc.	350	55,545
Weyerhaeuser Co.	201	5,007
		117,355
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	270	3,580
People's United Financial, Inc.	170	2,035
		5,615
TOTAL FINANCIALS		2,346,889
HEALTH CARE - 12.8%
Biotechnology - 1.2%
Amgen, Inc.	1,390	116,649
Gilead Sciences, Inc. (a)	300	17,307
United Therapeutics Corp. (a)	330	17,860
		151,816
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	650	38,142
Becton, Dickinson & Co.	160	12,157
Boston Scientific Corp. (a)	980	5,292
CareFusion Corp. (a)	140	3,678
Covidien PLC	1,410	79,031
Medtronic, Inc.	1,020	41,473
St. Jude Medical, Inc.	200	7,552
Stryker Corp.	230	12,250
Zimmer Holdings, Inc.	650	40,157
		239,732
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,050	$ 40,331
AmerisourceBergen Corp.	150	5,778
Cardinal Health, Inc.	170	6,724
CIGNA Corp.	500	22,885
HCA Holdings, Inc.	270	7,709
Humana, Inc.	200	14,016
Laboratory Corp. of America Holdings (a)	90	7,916
LifePoint Hospitals, Inc. (a)	400	16,168
McKesson Corp.	340	29,617
Omnicare, Inc.	70	2,267
Patterson Companies, Inc.	352	11,957
Quest Diagnostics, Inc.	110	6,652
UnitedHealth Group, Inc.	2,940	159,642
Universal Health Services, Inc. Class B	50	1,998
WellPoint, Inc.	300	17,961
		351,621
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	210	7,804
Thermo Fisher Scientific, Inc.	220	12,617
		20,421
Pharmaceuticals - 6.5%
Abbott Laboratories	1,300	85,202
Bristol-Myers Squibb Co.	780	25,748
Eli Lilly & Co.	1,110	49,850
Endo Pharmaceuticals Holdings, Inc. (a)	90	2,864
Forest Laboratories, Inc. (a)	350	12,142
Johnson & Johnson	800	53,944
Merck & Co., Inc.	5,160	222,138
Mylan, Inc. (a)	250	5,893
Pfizer, Inc.	12,380	295,387
Teva Pharmaceutical Industries Ltd. sponsored ADR	600	23,748
Warner Chilcott PLC	150	2,043
		778,959
TOTAL HEALTH CARE		1,542,549
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.9%
Engility Holdings, Inc. (a)	66	1,222
General Dynamics Corp.	810	53,063
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	480	$ 28,056
L-3 Communications Holdings, Inc.	770	54,085
Lockheed Martin Corp.	720	65,621
Northrop Grumman Corp.	650	43,479
Raytheon Co.	620	35,042
Rockwell Collins, Inc.	70	3,421
United Technologies Corp.	770	61,485
		345,474
Air Freight & Logistics - 0.4%
FedEx Corp.	190	16,650
United Parcel Service, Inc. Class B	400	29,524
		46,174
Airlines - 0.0%
Southwest Airlines Co.	450	4,023
Building Products - 0.0%
Owens Corning (a)	90	3,002
Commercial Services & Supplies - 0.3%
Deluxe Corp.	700	19,859
R.R. Donnelley & Sons Co.	1,100	12,078
Republic Services, Inc.	220	6,083
		38,020
Construction & Engineering - 0.1%
KBR, Inc.	90	2,438
Quanta Services, Inc. (a)	130	3,120
URS Corp.	50	1,821
		7,379
Electrical Equipment - 0.7%
Emerson Electric Co.	1,530	77,602
Rockwell Automation, Inc.	80	5,765
		83,367
Industrial Conglomerates - 2.7%
3M Co.	440	40,744
General Electric Co.	11,280	233,609
Siemens AG sponsored ADR	387	36,486
Tyco International Ltd.	290	16,350
		327,189
Machinery - 1.9%
AGCO Corp. (a)	400	16,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	400	$ 34,132
Cummins, Inc.	130	12,624
Deere & Co.	270	20,280
Dover Corp.	110	6,359
Eaton Corp.	130	5,814
Illinois Tool Works, Inc.	280	16,601
Ingersoll-Rand PLC	180	8,417
Kennametal, Inc.	50	1,842
Lincoln Electric Holdings, Inc.	50	2,063
PACCAR, Inc.	220	8,780
Parker Hannifin Corp.	650	51,987
Snap-On, Inc.	40	2,777
Stanley Black & Decker, Inc.	200	13,156
Timken Co.	670	26,907
WABCO Holdings, Inc. (a)	40	2,349
		230,924
Professional Services - 0.0%
Dun & Bradstreet Corp.	30	2,429
Road & Rail - 0.6%
CSX Corp.	630	14,150
Norfolk Southern Corp.	700	50,722
		64,872
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	1,400	15,988
Finning International, Inc.	700	16,106
		32,094
TOTAL INDUSTRIALS		1,184,947
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.1%
Cisco Systems, Inc.	8,960	170,957
Harris Corp.	570	26,807
QUALCOMM, Inc.	900	55,314
		253,078
Computers & Peripherals - 1.3%
Apple, Inc.	105	69,850
Dell, Inc.	1,400	14,826
Hewlett-Packard Co.	1,300	21,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	900	$ 28,809
Western Digital Corp. (a)	600	25,092
		160,521
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	130	4,713
Avnet, Inc. (a)	180	5,798
Corning, Inc.	1,900	22,781
Jabil Circuit, Inc.	130	2,961
Molex, Inc.	110	2,921
TE Connectivity Ltd.	800	28,136
Tech Data Corp. (a)	300	14,574
Vishay Intertechnology, Inc. (a)	1,300	12,428
		94,312
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	560	8,204
IT Services - 1.9%
Fidelity National Information Services, Inc.	200	6,300
Global Payments, Inc.	40	1,666
IBM Corp.	750	146,138
The Western Union Co.	390	6,868
Visa, Inc. Class A	500	64,125
		225,097
Office Electronics - 0.2%
Xerox Corp.	3,090	22,773
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	820	9,586
Avago Technologies Ltd.	110	4,023
Intel Corp.	6,120	151,960
KLA-Tencor Corp.	110	5,644
Micron Technology, Inc. (a)	460	2,857
Texas Instruments, Inc.	750	21,780
		195,850
Software - 3.8%
CA Technologies, Inc.	590	15,358
Microsoft Corp.	7,110	219,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	5,370	$ 169,961
Symantec Corp. (a)	3,000	53,490
		457,939
TOTAL INFORMATION TECHNOLOGY		1,417,774
MATERIALS - 3.0%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	130	10,735
Albemarle Corp.	50	2,737
Ashland, Inc.	40	2,945
CF Industries Holdings, Inc.	180	37,262
Dow Chemical Co.	1,300	38,103
E.I. du Pont de Nemours & Co.	570	28,358
Eastman Chemical Co.	400	22,104
Ecolab, Inc.	140	8,964
Huntsman Corp.	1,610	23,152
Kronos Worldwide, Inc.	1,300	22,061
Potash Corp. of Saskatchewan, Inc.	700	28,660
PPG Industries, Inc.	100	11,002
Syngenta AG (Switzerland)	100	33,763
The Mosaic Co.	190	11,003
		280,849
Containers & Packaging - 0.2%
Ball Corp.	220	9,277
Bemis Co., Inc.	60	1,816
Crown Holdings, Inc. (a)	110	3,988
Rock-Tenn Co. Class A	40	2,671
Sonoco Products Co.	70	2,141
		19,893
Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	250	8,960
Freeport-McMoRan Copper & Gold, Inc.	500	18,055
Nucor Corp.	90	3,389
Reliance Steel & Aluminum Co.	70	3,600
		34,004
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	270	$ 19,559
International Paper Co.	270	9,331
		28,890
TOTAL MATERIALS		363,636
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	4,800	175,872
Wireless Telecommunication Services - 0.7%
China Mobile Ltd. sponsored ADR	600	32,214
MetroPCS Communications, Inc. (a)	220	2,141
Vodafone Group PLC	19,200	55,372
		89,727
TOTAL TELECOMMUNICATION SERVICES		265,599
UTILITIES - 3.9%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,270	54,597
Edison International	350	15,327
Entergy Corp.	700	47,656
FirstEnergy Corp.	250	10,925
NextEra Energy, Inc.	1,320	88,849
NV Energy, Inc.	270	4,736
OGE Energy Corp.	30	1,622
Pepco Holdings, Inc.	130	2,510
Pinnacle West Capital Corp.	70	3,596
Portland General Electric Co.	900	24,156
		253,974
Gas Utilities - 0.2%
Atmos Energy Corp.	70	2,446
UGI Corp.	800	24,384
		26,830
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	480	5,467
Multi-Utilities - 1.5%
Alliant Energy Corp.	90	3,967
Ameren Corp.	150	4,908
Consolidated Edison, Inc.	110	6,668
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co.	160	$ 9,344
Integrys Energy Group, Inc.	70	3,779
MDU Resources Group, Inc.	120	2,586
Public Service Enterprise Group, Inc.	1,240	39,258
Sempra Energy	730	48,326
TECO Energy, Inc.	160	2,778
Wisconsin Energy Corp.	1,627	61,761
		183,375
Water Utilities - 0.0%
American Water Works Co., Inc.	110	4,056
TOTAL UTILITIES		473,702
TOTAL COMMON STOCKS (Cost $9,656,818)		10,846,467
Equity Funds - 3.7%

Mid-Cap Value Funds - 3.7%
iShares Russell Midcap Value Index ETF (Cost $396,719)	9,270	444,311
Money Market Funds - 5.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $671,112)	671,112	671,112
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $10,724,649)		11,961,890
NET OTHER ASSETS (LIABILITIES) - 0.4%		43,766
NET ASSETS - 100%		$ 12,005,656
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 491,785	$ 38,335

The face value of futures purchased as a percentage of net assets is 4.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 942,388	$ 942,388	$ -	$ -
Consumer Staples	667,175	667,175	-	-
Energy	1,641,808	1,641,808	-	-
Financials	2,346,889	2,346,889	-	-
Health Care	1,542,549	1,542,549	-	-
Industrials	1,184,947	1,184,947	-	-
Information Technology	1,417,774	1,417,774	-	-
Materials	363,636	329,873	33,763	-
Telecommunication Services	265,599	210,227	55,372	-
Utilities	473,702	473,702	-	-
Equity Funds	444,311	444,311	-	-
Money Market Funds	671,112	671,112	-	-
Total Investments in Securities:	$ 11,961,890	$ 11,872,755	$ 89,135	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 38,335	$ 38,335	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $10,728,145. Net unrealized appreciation aggregated $1,233,745, of which $1,392,820 related to appreciated investment securities and $159,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2012